OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	April 30, 2013
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Currency and Income Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 3.0%
GS Mortgage Securities Corp. II (a)(b)(c)
Series 2007-EOP Class A2
03/06/20	1.260%	$1,200,000	$1,202,096
Series 2007-EOP Class A3
03/06/20	1.456%	1,770,000	1,773,503
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $2,926,030)			$2,975,599

Asset-Backed Securities - Non-Agency 1.5%
Countrywide Home Equity Loan Trust Series 2005-H Class 2A (FGIC) (a)
12/15/35	0.446%	97,820	45,414
Northstar Education Finance, Inc. Series 2007-1 Class A2 (a)
01/29/46	1.051%	750,000	693,600
SLM Student Loan Trust (a)
Series 2005-5 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
10/25/21	0.381%	$192,989	$192,900
Series 2005-8 Class A2
07/25/22	0.391%	187,452	187,444
Series 2007-2 Class A2
07/25/17	0.301%	396,708	396,054
Total Asset-Backed Securities - Non-Agency (Cost: $1,617,069)			$1,515,412

		Shares	Value

Money Market Funds 95.9%
Columbia Short-Term Cash Fund, 0.132% (d)(e)		95,550,644	$95,550,644
Total Money Market Funds (Cost: $95,550,644)			$95,550,644
Total Investments
(Cost: $100,093,743) (f)			$100,041,655(g)
Other Assets & Liabilities, Net			(406,815)
Net Assets			$99,634,840

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at January 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation($)	Unrealized Depreciation($)
Goldman, Sachs & Co.	Feb. 13, 2013	17,876,000	23,839,588	—	(433,637)
		(EUR)	(USD)
Citigroup Global Markets Inc.	Feb. 13, 2013	6,118,000	9,704,237	1,546	—
		(GBP)	(USD)
Citigroup Global Markets Inc.	Feb. 13, 2013	8,000	12,564	—	(124)
		(GBP)	(USD)
J.P. Morgan Securities, Inc.	Feb. 13, 2013	92,713,000	14,289,187	—	(290,611)
		(SEK)	(USD)
Deutsche Bank Securities, Inc.	Feb. 13, 2013	24,069,719	23,162,000	68,179	—
		(USD)	(AUD)
HSBC Securities (USA), Inc.	Feb. 13, 2013	4,893,254	4,937,000	55,708	—
		(USD)	(CAD)
HSBC Securities (USA), Inc.	Feb. 13, 2013	9,775,808	9,641,000	—	(111,449)
		(USD)	(CAD)
State Street Bank & Trust Company	Feb. 13, 2013	9,790,533	873,435,000	—	(238,535)
		(USD)	(JPY)
Total				125,433	(1,074,356)

Notes to Portfolio of Investments

(a)                                     Variable rate security.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $2,975,599 or 2.99% of net assets.

(c)                                     The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)                                     The rate shown is the seven-day current annualized yield at January 31, 2013.

(e)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	96,812,305	4,217,403	(5,479,064)	95,550,644	36,004	95,550,644

(f)                                       At January 31, 2013, the cost of securities for federal income tax purposes was approximately $100,094,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$54,000
Unrealized Depreciation	(106,000)
Net Unrealized Depreciation	$(52,000)

(g)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

FGIC                     Financial Guaranty Insurance Company

Currency Legend

AUD                         Australian Dollar

CAD                         Canadian Dollar

EUR                         Euro

GBP                         British Pound

JPY                            Japanese Yen

SEK                           Swedish Krona

USD                         US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Commercial Mortgage-Backed Securities - Non-Agency	—	2,975,599	—	2,975,599
Asset-Backed Securities - Non-Agency	—	1,515,412	—	1,515,412
Total Bonds	—	4,491,011	—	4,491,011
Other
Money Market Funds	95,550,644	—	—	95,550,644
Total Other	95,550,644	—	—	95,550,644
Investments in Securities	95,550,644	4,491,011	—	100,041,655
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	125,433	—	125,433
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,074,356)	—	(1,074,356)
Total	95,550,644	3,542,088	—	99,092,732

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Asia Pacific ex-Japan Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
AUSTRALIA 17.3%
Ansell Ltd.	125,773	$2,250,837
Australia and New Zealand Banking Group Ltd.	244,396	6,787,806
BHP Billiton Ltd.	251,703	9,899,985
Commonwealth Bank of Australia	163,167	10,976,968
Iluka Resources Ltd.	203,342	2,061,171
Macquarie Group Ltd.	107,296	4,315,400
National Australia Bank Ltd.	195,114	5,575,338
Rio Tinto Ltd.	91,632	6,363,982
Santos Ltd.	215,634	2,693,731
Telstra Corp., Ltd.	1,288,778	6,186,138
Wesfarmers Ltd.	122,263	4,798,004
Westfield Retail Trust	593,755	1,988,445
Westpac Banking Corp.	139,760	4,088,651
WorleyParsons Ltd.	97,932	2,582,300
Total		70,568,756
CHINA 20.3%
Agile Property Holdings Ltd.	1,790,000	2,539,691
Agricultural Bank of China Ltd., Class H	4,477,000	2,437,979
Baidu, Inc., ADR (a)	26,533	2,873,524
Belle International Holdings Ltd.	781,000	1,737,050
China Construction Bank Corp., Class H	11,102,380	9,577,262
China Mobile Ltd.	198,500	2,170,439
China Overseas Land & Investment Ltd.	1,806,000	5,601,334
China Shenhua Energy Co., Ltd., Class H	471,000	2,025,356
China Unicom Hong Kong Ltd.	1,252,000	2,003,464
CNOOC Ltd.	3,495,000	7,192,306
Dongfeng Motor Group Co., Ltd., Class H	1,790,000	2,929,830
ENN Energy Holdings Ltd.	1,062,000	5,087,635
Focus Media Holding Ltd., ADR	91,338	2,309,938
Great Wall Motor Co., Ltd., Class H	899,500	3,656,963
Guangdong Investment Ltd.	4,966,000	4,122,531
Industrial & Commercial Bank of China Ltd., Class H	11,158,000	8,403,198
Lenovo Group Ltd.	2,100,000	2,187,376
PetroChina Co., Ltd., Class H	1,564,000	2,217,863
Ping An Insurance Group Co. of China Ltd., Class H	600,500	5,387,781
Tencent Holdings Ltd.	134,500	4,697,662
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,066,000	3,415,855
Total		82,575,037

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG 14.0%
AAC Technologies Holdings, Inc.	774,000	$2,994,689
AIA Group Ltd.	2,345,800	9,331,869
Cheung Kong Holdings Ltd.	605,000	9,922,428
Hutchison Whampoa Ltd.	361,000	4,034,927
Jardine Strategic Holdings Ltd.	74,000	2,831,034
Li & Fung Ltd.	1,370,000	1,921,348
Samsonite International SA	939,600	2,046,218
Sands China Ltd.	1,258,800	6,352,382
Sun Hung Kai Properties Ltd.	316,974	5,207,509
Swire Properties Ltd.	685,300	2,509,673
Towngas China Co., Ltd.	1,934,000	1,595,947
Wharf Holdings Ltd.	932,900	8,240,662
Total		56,988,686
INDIA 7.3%
Bajaj Auto Ltd.	86,964	3,315,636
HDFC Bank Ltd.	431,920	5,227,142
ICICI Bank Ltd.	68,602	1,531,991
ICICI Bank Ltd., ADR	64,799	2,967,794
Infosys Ltd., ADR	41,385	2,181,817
ITC Ltd.	931,725	5,388,501
Larsen & Toubro Ltd.	88,413	2,564,554
Mahindra & Mahindra Ltd.	208,505	3,487,275
Yes Bank Ltd.	323,691	3,179,007
Total		29,843,717
INDONESIA 3.3%
PT Bank Mandiri Persero Tbk	3,744,316	3,480,972
PT Jasa Marga Persero Tbk	3,703,000	2,090,196
PT Perusahaan Gas Negara Persero Tbk	4,929,500	2,366,557
PT Semen Indonesia Persero Tbk	2,251,500	3,643,682
PT XL Axiata Tbk	3,744,000	1,923,936
Total		13,505,343
ITALY 0.7%
Prada SpA	318,500	2,858,347
MALAYSIA 0.5%
Malayan Banking Bhd	679,100	1,940,910
PHILIPPINES 2.0%
Ayala Corp.	263,142	3,678,936
Metropolitan Bank & Trust	945,320	2,449,746
SM Prime Holdings, Inc.	4,293,500	1,850,062
Total		7,978,744

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE 6.7%
CapitaLand Ltd.	1,243,000	$4,014,809
DBS Group Holdings Ltd.	397,000	4,798,220
Keppel Corp., Ltd.	736,000	6,838,649
Oversea-Chinese Banking Corp., Ltd.	388,196	3,066,751
SembCorp Industries Ltd.	810,000	3,587,775
Singapore Telecommunications Ltd.	993,000	2,806,467
United Overseas Bank Ltd.	127,801	1,946,356
Total		27,059,027
SOUTH KOREA 12.6%
Hana Financial Group, Inc.	77,480	2,774,410
Hyundai Department Store Co., Ltd. (a)	13,316	1,976,616
Hyundai Motor Co.	36,825	6,934,572
Korea Electric Power Corp. (a)	125,710	3,731,110
LG Chem Ltd.	9,416	2,634,656
LG Household & Health Care Ltd.	5,477	3,051,580
Samsung Electronics Co., Ltd.	17,174	22,848,873
Samsung Engineering Co., Ltd.	7,001	999,322
Samsung Heavy Industries Co., Ltd.	61,690	2,167,685
Shinhan Financial Group Co., Ltd. (a)	53,560	2,012,291
SK Hynix, Inc. (a)	99,070	2,217,296
Total		51,348,411
TAIWAN 8.1%
Chinatrust Financial Holding Co., Ltd.	3,527,019	2,021,343
Delta Electronics, Inc.	1,078,000	3,905,613
E.Sun Financial Holding Co., Ltd.	3,603,000	2,063,812
Far EasTone Telecommunications Co., Ltd.	1,842,000	4,686,552
Fubon Financial Holding Co., Ltd.	915	1,169

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Hon Hai Precision Industry Co., Ltd.	1,090,966	$3,123,454
President Chain Store Corp.	258,000	1,394,408
Taiwan Semiconductor Manufacturing Co., Ltd.	1,180,000	4,043,535
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	655,748	11,632,969
Total		32,872,855
THAILAND 4.7%
Advanced Information Service PCL, Foreign Registered Shares	597,800	4,214,197
CP ALL PCL, Foreign Registered Shares	2,301,600	3,608,553
PTT Global Chemical PCL	1,439,800	3,862,583
Siam Commercial Bank PCL, Foreign Registered Shares	855,400	5,136,597
Total Access Communication PCL, NVDR	816,200	2,368,103
Total		19,190,033
Total Common Stocks (Cost: $322,067,637)		$396,729,866

	Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	7,979,518	$7,979,518
Total Money Market Funds (Cost: $7,979,518)		$7,979,518
Total Investments
(Cost: $330,047,155) (d)		$404,709,384(e)
Other Assets & Liabilities, Net		1,936,762
Net Assets		$406,646,146

Notes to Portfolio of Investments

(a)                           Non-income producing.

(b)                           The rate shown is the seven-day current annualized yield at January 31, 2013.

(c)                           As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	2,543,371	29,371,916	(23,935,769)	—	7,979,518	860	7,979,518

(d)                                     At January 31, 2013, the cost of securities for federal income tax purposes was approximately $330,047,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$79,590,000
Unrealized Depreciation	(4,928,000)
Net Unrealized Appreciation	$74,662,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

NVDR                 Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,309,938	37,216,236	—	39,526,174
Consumer Staples	—	18,241,047	—	18,241,047
Energy	—	16,711,556	—	16,711,556
Financials	2,967,794	154,066,517	—	157,034,311
Health Care	—	2,250,837	—	2,250,837
Industrials	—	28,529,997	—	28,529,997
Information Technology	16,688,311	46,018,499	—	62,706,810
Materials	—	28,466,059	—	28,466,059
Telecommunication Services	—	26,359,296	—	26,359,296
Utilities	—	16,903,779	—	16,903,779
Total Equity Securities	21,966,043	374,763,823	—	396,729,866
Other
Money Market Funds	7,979,518	—	—	7,979,518
Total Other	7,979,518	—	—	7,979,518
Total	29,945,561	374,763,823	—	404,709,384

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Emerging Markets Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 8.9%
BRAZIL 1.8%
Banco BMG SA Senior Notes (b)
04/15/18	8.000%		$1,500,000	$1,469,848
Banco Santander Brasil SA Senior Unsecured (b)
02/13/17	4.625%		2,000,000	2,115,000
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	6,000,000	3,314,335
Samarco Mineracao SA Senior Unsecured (b)
11/01/22	4.125%		5,000,000	5,015,635
Vale Overseas Ltd.
01/11/22	4.375%		1,000,000	1,032,848
Vale SA Senior Unsecured
09/11/42	5.625%		2,000,000	2,037,980
Total				14,985,646

COLOMBIA 0.9%
BanColombia SA Senior Unsecured
06/03/21	5.950%		2,100,000	2,425,500
Banco de Bogota SA Senior Unsecured (b)
01/15/17	5.000%		1,000,000	1,081,383
Grupo Aval Ltd. (b)
09/26/22	4.750%		4,000,000	4,070,000
Total				7,576,883

KAZAKHSTAN 1.0%
Zhaikmunai LP
11/13/19	7.125%		2,861,000	3,068,422
Zhaikmunai LP (b)
11/13/19	7.125%		4,990,000	5,376,725
Total				8,445,147

MEXICO 0.5%
America Movil SAB de CV Senior Unsecured
12/05/22	6.450%	MXN	30,000,000	2,501,268
Mexichem SAB de CV Senior Unsecured (b)
09/19/22	4.875%		1,000,000	1,053,750
Mexichem Sab de CV (b)
09/19/42	6.750%		1,000,000	1,115,000
Total				4,670,018

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
PERU 0.9%
Banco de Credito del Peru Subordinated Notes (b)(c)
10/15/22	7.170%	PEN	$6,000,000	$2,686,013
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%		4,700,000	5,134,678
Total				7,820,691

RUSSIAN FEDERATION 2.9%
Lukoil International Finance BV (b)
11/05/19	7.250%		2,400,000	2,886,774
11/09/20	6.125%		2,900,000	3,313,924
06/07/22	6.656%		1,000,000	1,207,500
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%		2,000,000	2,124,034
Novatek Finance Ltd. Senior Unsecured (b)
02/03/21	6.604%		4,000,000	4,681,354
Severstal OAO Via Steel Capital SA Senior Unsecured (b)
07/26/16	6.250%		1,500,000	1,599,736
Sibur Securities Ltd. (b)
01/31/18	3.914%		4,250,000	4,229,443
TNK-BP Finance SA (b)
03/13/18	7.875%		1,000,000	1,216,516
VimpelCom Holdings BV (b)
03/01/22	7.504%		2,500,000	2,850,000
Total				24,109,281

UKRAINE 0.9%
Ferrexpo Finance PLC (b)
04/07/16	7.875%		800,000	810,609
MHP SA (b)
04/29/15	10.250%		4,542,000	4,871,295
Metinvest BV (b)
02/14/18	8.750%		1,500,000	1,521,825
Total				7,203,729

Total Corporate Bonds & Notes (Cost: $69,749,832)				$74,811,395

Inflation-Indexed Bonds(a) 5.7%
URUGUAY 5.7%
Uruguay Government International Bond
04/05/27	4.250%	UYU	366,641,782	23,013,333
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
URUGUAY (CONTINUED)
12/15/28	4.375%	UYU	$389,192,455	$24,921,316
Total				47,934,649

Total Inflation-Indexed Bonds (Cost: $40,434,228)				$47,934,649

Foreign Government Obligations(a) 79.1%

ARGENTINA 1.9%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		4,335,000	3,782,287
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		4,338,000	3,481,245
City of Buenos Aires Senior Unsecured (b)
03/01/17	9.950%		5,342,000	4,567,410
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		2,780,000	2,029,400
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%		2,050,000	1,619,500
Total				15,479,842

BOLIVIA 0.4%
Bolivian Government International Bond (b)
10/29/22	4.875%		3,100,000	3,069,134

BRAZIL 4.3%
Banco do Brasil SA Bank Guaranteed
10/10/22	3.875%		2,000,000	1,980,000
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	19,548,000	10,285,319
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		6,800,000	7,330,400
Cia de Saneamento Basico do Estado de Sao Paulo Senior Unsecured (b)
12/16/20	6.250%		500,000	547,500
Morgan Stanley Senior Unsecured
10/22/20	11.500%	BRL	3,300,000	1,908,858
Petrobras International Finance Co.
03/15/19	7.875%		4,900,000	6,036,021
01/20/20	5.750%		1,000,000	1,117,260
01/27/21	5.375%		3,424,000	3,765,978

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
BRAZIL (CONTINUED)
01/20/40	6.875%		$2,600,000	$3,072,995
Total				36,044,331

COLOMBIA 5.3%
Bogota Distrito Capital Senior Unsecured (b)
07/26/28	9.750%	COP	1,377,000,000	1,125,311
Colombia Government International Bond
Senior Unsecured
10/22/15	12.000%	COP	2,093,000,000	1,416,310
06/28/27	9.850%	COP	1,000,000,000	865,378
01/18/41	6.125%		6,600,000	8,395,448
Corporación Andina de Fomento
06/15/22	4.375%		4,715,000	5,126,115
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	4,924,000,000	3,293,742
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%		6,645,000	7,576,896
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	15,188,000,000	9,991,824
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%		6,100,000	6,864,562
Total				44,655,586

COSTA RICA 0.4%
Costa Rica Government International Bond Senior Unsecured (b)
01/26/23	4.250%		3,000,000	3,075,000

DOMINICAN REPUBLIC 2.0%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)(d)
02/01/23	7.000%		3,000,000	3,037,500
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%		7,500,000	8,745,751
04/20/27	8.625%		3,984,000	4,880,400
Total				16,663,651

EL SALVADOR 0.4%
El Salvador Government International Bond (b)
Senior Unsecured
04/10/32	8.250%		1,000,000	1,265,000
06/15/35	7.650%		1,810,000	2,131,275
Total				3,396,275

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
GEORGIA 0.4%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%		$2,480,000	$2,889,275

GUATEMALA 1.2%
Guatemala Government Bond Senior Unsecured (b)
06/06/22	5.750%		8,700,000	9,939,750

HUNGARY 1.0%
Hungary Government International Bond
Senior Unsecured
03/29/21	6.375%		2,400,000	2,646,725
03/29/41	7.625%		1,500,000	1,751,250
Magyar Export-Import Bank RT (b)
02/12/18	5.500%		4,000,000	4,155,836
Total				8,553,811

INDONESIA 8.6%
Indonesia Government International Bond (b)
01/17/42	5.250%		1,000,000	1,106,250
Senior Unsecured
05/05/21	4.875%		8,000,000	9,023,673
01/17/38	7.750%		3,700,000	5,318,750
Indonesia Treasury Bond
Senior Unsecured
10/15/14	11.000%	IDR	6,000,000,000	681,100
06/15/15	9.500%	IDR	49,000,000,000	5,584,616
07/15/17	10.000%	IDR	30,762,000,000	3,802,846
09/15/19	11.500%	IDR	29,400,000,000	4,087,759
11/15/20	11.000%	IDR	9,000,000,000	1,260,929
06/15/21	12.800%	IDR	6,800,000,000	1,049,590
07/15/22	10.250%	IDR	13,210,000,000	1,828,305
05/15/27	7.000%	IDR	21,520,000,000	2,378,428
Majapahit Holding BV (b)
10/17/16	7.750%		1,830,000	2,145,675
06/28/17	7.250%		1,150,000	1,354,013
08/07/19	8.000%		3,600,000	4,536,000
01/20/20	7.750%		5,900,000	7,392,952
PT Pertamina Persero (b)
05/23/21	5.250%		2,000,000	2,200,829
Senior Unsecured
05/03/22	4.875%		1,000,000	1,075,000
05/27/41	6.500%		1,000,000	1,153,233
05/03/42	6.000%		3,000,000	3,240,000
PT Perusahaan Listrik Negara (b)
Senior Unsecured
11/22/21	5.500%		9,500,000	10,643,042
10/24/42	5.250%		2,000,000	1,980,000
Total				71,842,990

KAZAKHSTAN 1.0%
KazMunaiGaz Finance Sub BV (b)

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
KAZAKHSTAN (CONTINUED)
07/02/18	9.125%		$4,095,000	$5,340,699
05/05/20	7.000%		2,650,000	3,300,909
Total				8,641,608

LATVIA 0.2%
Republic of Latvia Senior Unsecured (b)
06/16/21	5.250%		1,500,000	1,708,813

LITHUANIA 1.3%
Lithuania Government International Bond (b)
Senior Unsecured
09/14/17	5.125%		1,150,000	1,282,184
03/09/21	6.125%		4,850,000	5,823,477
02/01/22	6.625%		2,830,000	3,535,885
Total				10,641,546

MEXICO 8.3%
Comision Federal De Electricidad Senior Unsecured (b)
02/14/42	5.750%		3,200,000	3,552,000
Mexican Bonos
12/17/15	8.000%	MXN	3,940,000	3,382,312
12/15/16	7.250%	MXN	6,901,000	5,920,045
12/14/17	7.750%	MXN	3,910,000	3,480,554
06/09/22	6.500%	MXN	9,900,000	8,572,656
06/03/27	7.500%	MXN	15,188,000	14,224,777
Pemex Project Funding Master Trust
01/21/21	5.500%		1,500,000	1,721,250
06/15/35	6.625%		4,304,000	5,197,080
06/15/38	6.625%		2,000,000	2,415,000
Petroleos Mexicanos
11/24/21	7.650%	MXN	116,500,000	10,216,405
01/24/22	4.875%		800,000	881,000
06/02/41	6.500%		6,000,000	7,065,000
06/27/44	5.500%		2,900,000	2,979,750
Total				69,607,829

MONGOLIA 0.3%
Mongolia Government International Bond Senior Unsecured (b)
12/05/22	5.125%		2,950,000	2,826,022

MOROCCO 0.3%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%		2,600,000	2,665,382

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
NETHERLANDS 0.6%
Kazakhstan Temir Zholy Finance BV (b)
07/10/42	6.950%		$4,000,000	$4,990,000

PANAMA 0.3%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%		2,477,164	2,549,731

PERU 2.1%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%		5,000,000	5,460,061
El Fondo MIVIVENDA SA (b)
01/31/23	3.500%		500,000	497,500
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(e)
05/31/18	0.000%		5,138,461	4,633,629
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		1,500,000	2,115,000
03/14/37	6.550%		1,500,000	2,043,750
11/18/50	5.625%		1,800,000	2,115,000
Peruvian Government International Bond (b)
Senior Unsecured
08/12/20	7.840%	PEN	1,400,000	682,801
Total				17,547,741

PHILIPPINES 1.1%
Philippine Government International Bond
Senior Unsecured
03/30/26	5.500%		1,500,000	1,839,375
01/14/36	6.250%	PHP	106,000,000	3,321,863
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		3,000,000	4,105,820
Total				9,267,058

POLAND 1.1%
Poland Government International Bond Senior Unsecured
04/21/21	5.125%		8,000,000	9,320,000

QATAR 0.8%
Qatar Government International Bond (b)
Senior Unsecured
01/20/22	4.500%		4,500,000	5,113,485
01/20/40	6.400%		1,000,000	1,352,500
Total				6,465,985

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
REPUBLIC OF NAMIBIA 1.0%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		$7,300,000	$8,139,500

REPUBLIC OF THE CONGO 0.2%
Republic of Congo Senior Unsecured (c)
06/30/29	3.000%		2,210,175	2,000,208

ROMANIA 1.6%
Romania Government Bond
07/26/17	5.900%	RON	10,190,000	3,180,142
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		8,334,000	10,061,874
Total				13,242,016

RUSSIAN FEDERATION 11.2%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)
08/07/18	8.700%		1,180,000	1,507,745
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%		7,000,000	7,132,009
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		3,350,000	3,735,250
01/23/21	5.999%		2,000,000	2,252,500
03/07/22	6.510%		9,800,000	11,417,000
08/16/37	7.288%		2,950,000	3,687,500
Rosneft International Finance Ltd. Senior Unsecured (b)
03/06/22	4.199%		2,400,000	2,400,000
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		6,450,000	6,908,135
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	100,000,000	3,622,718
04/29/20	5.000%		6,000,000	6,825,000
04/04/42	5.625%		3,000,000	3,547,500
Russian Foreign Bond - Eurobond (b)(c)
Senior Unsecured
03/31/30	7.500%		5,433,525	6,791,906
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	363,300,000	12,680,153
Sberbank of Russia Via SB Capital SA
Senior Unsecured
06/16/21	5.717%		1,500,000	1,670,190
Sberbank of Russia Via SB Capital SA (b)

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
RUSSIAN FEDERATION (CONTINUED)
Senior Unsecured
02/07/22	6.125%		$6,700,000	$7,628,054
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (b)
04/12/17	6.000%		4,500,000	4,815,000
Vnesheconombank Via VEB Finance PLC (b)
Senior Unsecured
07/05/22	6.025%		1,200,000	1,374,000
11/22/25	6.800%		4,500,000	5,461,875
Total				93,456,535

SOUTH AFRICA 0.5%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		1,200,000	1,293,000
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		3,200,000	3,185,431
Total				4,478,431

SOUTH KOREA 0.8%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%		4,000,000	4,371,668
Export-Import Bank of Korea (b)(d)
02/15/15	5.000%	IDR	25,000,000,000	2,565,864
Total				6,937,532

SUPRA-NATIONAL 1.0%
African Export-Import Bank Senior Unsecured
07/27/16	5.750%		1,000,000	1,083,950
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	213,300,000	7,178,229
Total				8,262,179

THAILAND 0.1%
Thai Oil PCL Senior Unsecured (b)
01/23/23	3.625%		500,000	493,404

TRINIDAD AND TOBAGO 0.9%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		5,800,000	7,757,356

TURKEY 6.3%
Export Credit Bank of Turkey (b)
11/04/16	5.375%		3,000,000	3,252,517

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
TURKEY (CONTINUED)
Senior Unsecured
04/24/19	5.875%	$8,000,000	$8,958,871
Turkey Government International Bond
03/25/22	5.125%	6,250,000	7,046,875
01/14/41	6.000%	2,100,000	2,499,000
Senior Unsecured
11/07/19	7.500%	1,625,000	2,067,812
06/05/20	7.000%	1,300,000	1,631,500
03/30/21	5.625%	4,550,000	5,300,386
09/26/22	6.250%	5,000,000	6,100,000
03/23/23	3.250%	4,000,000	3,903,290
02/05/25	7.375%	2,000,000	2,632,000
03/17/36	6.875%	3,800,000	4,921,000
05/30/40	6.750%	3,100,000	4,064,875
Total			52,378,126

UKRAINE 0.3%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured (b)
07/11/16	9.375%	1,100,000	1,012,654
Ukraine Government International Bond Senior Unsecured (b)
02/23/21	7.950%	1,655,000	1,784,023
Total			2,796,677

UNITED ARAB EMIRATES 1.5%
Abu Dhabi National Energy Co. (b)
Senior Unsecured
12/13/21	5.875%	4,500,000	5,257,242
01/12/23	3.625%	3,000,000	2,985,000
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%	3,550,000	4,114,640
Total			12,356,882

URUGUAY 0.6%
Uruguay Government International Bond
11/20/45	4.125%	2,500,000	2,350,000
Senior Unsecured
03/21/36	7.625%	1,783,939	2,626,850
Total			4,976,850

VENEZUELA 9.2%
Petroleos de Venezuela SA
04/12/17	5.250%	11,647,000	10,103,773
11/02/17	8.500%	13,270,000	13,004,600
11/17/21	9.000%	10,875,486	10,331,712
02/17/22	12.750%	507,800	576,353
Senior Unsecured
10/28/15	5.000%	11,700,500	10,676,706
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%	1,289,500	1,247,591

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
VENEZUELA (CONTINUED)
05/07/23	9.000%	$25,750,000	$25,556,875
10/13/24	8.250%	5,000,000	4,725,000
03/31/38	7.000%	800,000	650,000
Total			76,872,610

ZAMBIA 0.6%
Zambia Government International Bond (b)
09/20/22	5.375%	4,800,000	4,884,296

Total Foreign Government Obligations (Cost: $593,247,320)			$660,873,962

	Shares	Value

Money Market Funds 5.5%
Columbia Short-Term Cash Fund, 0.132% (f)(g)	45,831,116	$45,831,116

Total Money Market Funds (Cost: $45,831,116)		$45,831,116

Total Investments
(Cost: $749,262,496) (h)		$829,451,122(i)
Other Assets & Liabilities, Net		6,402,501

Net Assets		$835,853,623

Investments in Derivatives Futures Contracts Outstanding at January 31, 2013

At January 31, 2013, $190,325 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Ultra Bond, 30-year	46	7,200,438	March 2013	—	(428,085)

Credit Default Swap Contracts Outstanding at January 31, 2013 Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan Chase Bank	CDX Emerging Markets Index	June 20, 2013	2.650	2,000,000	13,699	(31,399)	(6,331)	—	(24,030)

Credit Default Swap Contracts Outstanding at January 31, 2013 Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Merril Lynch Intl	CDX Emerging Markets Index	June 20, 2013	2.650	2,000,000	(13,699)	—	6,331	—	(7,369)

Forward Foreign Currency Exchange Contracts Open at January 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	February 14, 2013	2,923,480	89,267,000	46,414	—
		(USD)	(RUB)
Deutsche Bank	February 22, 2013	11,116,033	33,626,000	—	(306,307)
		(USD)	(MYR)
Total				46,414	(306,307)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $399,421,945 or 47.79% of net assets.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	37,572,908	79,561,028	(71,302,820)	45,831,116	17,131	45,831,116

(h)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $749,262,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$82,553,000
Unrealized Depreciation	(2,364,000)
Net Unrealized Appreciation	$80,189,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgits
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RON	Romania, New Lei
RUB	Russian Rouble
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1
	Quoted Prices in	Level 2	Level 3
	Active Markets for	Other Significant	Significant
	Identical Assets ($)	Observable Inputs ($)	Unobservable Inputs ($)	Total ($)

Bonds
Corporate Bonds & Notes	—
Banking	—	11,161,731	2,686,013	13,847,744
All Other Industries	—	60,963,651	—	60,963,651
Inflation-Indexed Bonds	—	47,934,649	—	47,934,649
Foreign Government Obligations	—	660,873,962	—	660,873,962
Total Bonds	—	780,933,993	2,686,013	783,620,006

Other
Money Market Funds	45,831,116	—	—	45,831,116
Total Other	45,831,116	—	—	45,831,116
Investments in Securities	45,831,116	780,933,993	2,686,013	829,451,122

Derivatives
Assets
Forward Foreign Currency
Exchange Contracts	—	46,414	—	46,414
Liabilities
Futures Contracts	(428,085)	—	—	(428,085)
Swap Contracts	—	(31,399)	—	(31,399)
Forward Foreign Currency
Exchange Contracts	—	(306,307)	—	(306,307)
Total	45,403,031	780,642,701	2,686,013	828,731,745

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Foreign
	Corporate Bonds	Government
	and Notes ($)	Obligations ($)	Total ($)
Balance as of October 31, 2012	2,641,714	5,045,034	7,686,748
Accrued discounts/premiums	(59)	—	(59)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	44,358	—	44,358
Sales	—	—	—
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(5,045,034)	(5,045,034)
Balance as of January 31, 2013	2,686,013	—	2,686,013

(a)Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2013 was $44,358.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Emerging Markets Opportunity Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.6%

AUSTRALIA 1.0%

Ansell Ltd.	223,183	$3,994,089

BRAZIL 6.4%

BM&FBovespa SA	429,400	3,005,919
CCR SA	443,400	4,575,725
Companhia de Bebidas Americas, ADR	155,347	7,310,630
Itaú Unibanco Holding SA, ADR	334,856	5,769,569
M. Dias Branco SA	24,300	964,141
Petroleo Brasileiro SA, ADR	104,152	1,903,899
Totvs SA	112,800	2,456,693
Total		25,986,576

CHILE 0.6%

Inversiones La Construccion SA	130,284	2,556,336

CHINA 11.8%

Belle International Holdings Ltd.	1,975,000	4,392,668
China Mobile Ltd.	785,500	8,588,816
China Mobile Ltd., ADR	10,707	585,673
China Oilfield Services Ltd.	912,000	1,974,602
CNOOC Ltd.	3,815,000	7,850,829
Dongfeng Motor Group Co., Ltd., Class H	1,278,000	2,091,800
ENN Energy Holdings Ltd.	694,000	3,324,688
Golden Eagle Retail Group Ltd.	246,000	529,844
Hengan International Group Co., Ltd.	301,000	3,019,293
PetroChina Co., Ltd., Class H	2,438,000	3,457,257
Sun Art Retail Group Ltd.	2,739,500	3,984,347
Tencent Holdings Ltd.	115,700	4,041,037
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,136,000	3,640,161
Total		47,481,015

CZECH REPUBLIC 1.3%

Komercni Banka AS	15,308	3,092,362
Telefonica Czech Republic AS	120,820	2,089,088
Total		5,181,450

HONG KONG 3.0%

AAC Technologies Holdings, Inc.	1,035,500	4,006,461
AIA Group Ltd.	1,018,800	4,052,907
Samsonite International SA	1,960,500	4,269,486
Total		12,328,854

INDIA 7.1%

Bajaj Auto Ltd.	88,186	3,362,227

Issuer	Shares	Value

Common Stocks (continued)

INDIA (CONTINUED)

ICICI Bank Ltd.	403,795	$9,017,382
Infosys Ltd.	101,552	5,333,532
Infosys Ltd., ADR	23,677	1,248,251
ITC Ltd.	782,187	4,523,669
Larsen & Toubro Ltd.	87,617	2,541,464
Mahindra & Mahindra Ltd.	168,225	2,813,586
Total		28,840,111

INDONESIA 2.0%

PT Jasa Marga Persero Tbk	6,951,500	3,923,844
PT Semen Indonesia Persero Tbk	2,514,500	4,069,305
Total		7,993,149

ISRAEL 1.1%

Israel Chemicals Ltd.	348,858	4,621,969

LUXEMBOURG 0.8%

Tenaris SA, ADR	74,379	3,129,125

MALAYSIA 0.6%

DiGi.Com Bhd	1,612,000	2,552,715

MEXICO 6.7%

Alfa SAB de CV, Class A	1,773,000	4,275,414
Alsea SAB de CV (a)	558,300	1,290,958
Cemex SAB de CV (a)	4,777,000	5,203,581
Embotelladoras Arca SAB de CV	493,900	3,766,422
Fomento Economico Mexicano SAB de CV, ADR	53,358	5,756,795
Genomma Lab Internacional SA de CV, Class B (a)	2,149,300	4,908,976
Wal-Mart de Mexico SAB de CV, Class V	517,700	1,675,096
Total		26,877,242

NETHERLANDS 0.8%

X5 Retail Group NV, GDR (a)(b)	188,891	3,211,147

PANAMA 0.8%

Copa Holdings SA, Class A	28,680	3,143,328

PERU 1.3%

Credicorp Ltd.	33,702	5,282,114

PHILIPPINES 4.6%

Ayala Corp.	360,522	5,040,386

Issuer	Shares	Value

Common Stocks (continued)

PHILIPPINES (CONTINUED)

BDO Unibank, Inc. (a)	1,267,893	$2,397,356
Metropolitan Bank & Trust	646,450	1,675,240
Philippine Long Distance Telephone Co.	44,210	3,044,587
SM Investments Corp.	120,640	2,821,193
SM Prime Holdings, Inc.	2,764,700	1,191,305
Universal Robina Corp.	1,110,580	2,385,761
Total		18,555,828

RUSSIAN FEDERATION 9.3%

Magnit OJSC, GDR (b)	163,350	7,262,541
MD Medical Group Investments PLC, GDR (a)(b)	130,738	1,895,701
MegaFon OAO (a)(b)	93,791	2,533,295
MMC Norilsk Nickel OJSC, ADR	254,599	5,070,339
Mobile Telesystems OJSC, ADR	229,969	4,521,191
NovaTek OAO	379,887	4,225,312
Sberbank of Russia	3,318,809	12,030,683
Total		37,539,062

SINGAPORE 1.3%

Keppel Corp., Ltd.	548,000	5,091,820

SOUTH AFRICA 3.6%

Impala Platinum Holdings Ltd.	138,995	2,523,368
Naspers Ltd., Class N	110,487	7,149,642
Shoprite Holdings Ltd.	257,584	4,852,224
Total		14,525,234

SOUTH KOREA 10.9%

Hana Financial Group, Inc.	57,040	2,042,493
Hyundai Department Store Co., Ltd. (a)	17,764	2,636,873
Hyundai Motor Co.	35,594	6,702,761
Hyundai Wia Corp. (a)	12,139	1,638,367
LG Household & Health Care Ltd.	4,521	2,518,932
NHN Corp. (a)	5,423	1,199,334
Samsung Electronics Co., Ltd.	16,987	22,600,082
Shinhan Financial Group Co., Ltd. (a)	77,250	2,902,343
SK Telecom Co., Ltd., ADR	113,048	1,916,163
Total		44,157,348

TAIWAN 7.7%

Chinatrust Financial Holding Co., Ltd.	4,895,320	2,805,519
Delta Electronics, Inc.	1,262,000	4,572,249
Far EasTone Telecommunications Co., Ltd.	1,607,000	4,088,647
Hon Hai Precision Industry Co., Ltd.	1,032,906	2,957,227

Issuer	Shares	Value

Common Stocks (continued)

TAIWAN (CONTINUED)

President Chain Store Corp.	441,000	$2,383,466
Taiwan Semiconductor Manufacturing Co., Ltd.	2,706,858	9,275,656
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	274,431	4,868,406
Total		30,951,170

THAILAND 4.6%

Bangkok Bank PCL, NVDR	190,475	1,335,719
CP ALL PCL, Foreign Registered Shares	2,669,600	4,185,520
PTT PCL, Foreign Registered Shares	383,100	4,381,496
Siam Commercial Bank PCL, Foreign Registered Shares	706,100	4,240,065
Total Access Communication PCL, Foreign Registered Shares	754,617	2,189,427
Total Access Communication PCL, NVDR	721,183	2,092,423
Total		18,424,650

TURKEY 4.3%

Enka Insaat ve Sanayi AS,	902,983	2,710,875
Migros Ticaret AS (a)	373,879	4,315,419
Turkiye Garanti Bankasi AS	1,388,996	6,965,711
Turkiye Halk Bankasi AS	351,421	3,476,745
Total		17,468,750
Total Common Stocks (Cost: $296,335,072)		$369,893,082

Preferred Stocks 3.5%

BRAZIL 2.3%

Alpargatas SA (a)	449,460	$3,250,169
Companhia de Bebidas das Americas, 2.760%	27,667	$1,303,219
Petroleo Brasileiro SA	513,300	$4,660,388
Total		9,213,776

RUSSIAN FEDERATION 1.2%

Surgutneftegas OAO, 10.490%	6,782,274	$5,159,472

Total Preferred Stocks (Cost: $15,042,406)		$14,373,248

	Shares	Value

Money Market Funds 4.0%

Columbia Short-Term Cash Fund, 0.132% (c)(d)	16,031,630	$16,031,630

Total Money Market Funds (Cost: $16,031,630)		$16,031,630

Total Investments
(Cost: $327,409,108) (e)	$400,297,960(f)
Other Assets & Liabilities, Net	3,466,185
Net Assets	$403,764,145

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $14,902,684 or 3.69% of net assets.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	7,471,015	58,073,400	(49,512,785)	—	16,031,630	—	2,097	16,031,630

(e)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $327,409,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$78,023,000
Unrealized Depreciation	(5,134,000)
Net Unrealized Appreciation	$72,889,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,290,958	35,587,253	—	36,878,211
Consumer Staples	19,473,083	42,642,320	—	62,115,403
Energy	5,033,023	21,889,497	—	26,922,520
Financials	16,613,938	62,266,215	—	78,880,153
Health Care	4,908,976	5,889,790	—	10,798,766
Industrials	11,994,467	20,729,358	—	32,723,825
Information Technology	8,573,352	53,985,578	—	62,558,930
Materials	10,273,920	11,214,641	—	21,488,561
Telecommunication Services	7,023,027	27,178,998	—	34,202,025
Utilities	—	3,324,688	—	3,324,688
Preferred Stocks
Consumer Discretionary	3,250,169	—	—	3,250,169
Consumer Staples	1,303,219	—	—	1,303,219
Energy	4,660,388	5,159,472	—	9,819,860
Total Equity Securities	94,398,520	289,867,810	—	384,266,330
Other
Money Market Funds	16,031,630	—	—	16,031,630
Total Other	16,031,630	—	—	16,031,630
Total	110,430,150	289,867,810	—	400,297,960

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia European Equity Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.4%
BELGIUM 2.2%
Anheuser-Busch InBev NV	93,432	$8,106,485
DENMARK 2.1%
Novo Nordisk A/S, Class B	42,827	7,879,975
FINLAND 0.9%
KONE OYJ, Class B	39,860	3,287,908
FRANCE 13.5%
Air Liquide SA	38,850	4,965,938
AtoS	53,228	3,894,071
BNP Paribas SA	224,255	14,070,651
Edenred	153,913	4,934,094
European Aeronautic Defence and Space Co. NV	127,655	5,998,087
Iliad SA	23,529	4,360,861
Publicis Groupe SA	96,265	6,307,348
Societe Generale SA (a)	138,110	6,239,924
Total		50,770,974
GERMANY 18.5%
Allianz SE, Registered Shares	84,965	12,153,761
BASF SE	68,914	6,986,048
Bayer AG, Registered Shares	57,713	5,695,406
Brenntag AG	48,870	6,964,034
Continental AG	40,521	4,756,432
Fresenius Medical Care AG & Co. KGaA	99,928	7,045,983
Kabel Deutschland Holding AG	71,354	5,785,944
Lanxess AG	65,237	5,509,605
Merck KGaA	40,375	5,616,433
SAP AG	111,995	9,175,717
Total		69,689,363
ITALY 1.4%
Intesa Sanpaolo SpA	1,554,054	3,169,364
Mediobanca SpA	307,022	2,257,377
Total		5,426,741
NETHERLANDS 5.3%
Aegon NV	952,941	6,376,359
ASML Holding NV (a)	72,864	5,471,095
ING Groep NV-CVA (a)	800,401	8,095,463
Total		19,942,917

Issuer	Shares	Value

Common Stocks (continued)
NORWAY 0.9%
TGS Nopec Geophysical Co., ASA	90,077	$3,363,728
PORTUGAL 0.7%
Galp Energia SGPS SA	173,328	2,815,902
SPAIN 3.7%
Amadeus IT Holding SA, Class A	187,353	4,699,819
Banco Bilbao Vizcaya Argentaria SA	364,049	3,620,792
Inditex SA	39,781	5,574,315
Total		13,894,926
SWEDEN 1.4%
Elekta AB, Class B	188,511	2,804,901
Getinge AB, Series CPO	83,829	2,586,920
Total		5,391,821
SWITZERLAND 15.2%
Nestlé SA, Registered Shares	198,909	13,966,579
Novartis AG, Registered Shares	137,455	9,364,552
SGS SA, Registered Shares	1,700	4,049,887
Sika AG	1,506	3,799,545
Swatch Group AG (The), Registered Shares	92,697	8,724,244
Syngenta AG	18,694	8,070,845
UBS AG, Registered Shares	538,242	9,332,958
Total		57,308,610
UNITED KINGDOM 28.6%
Aggreko PLC	146,394	3,707,929
Ashtead Group PLC	260,569	1,876,211
Barclays PLC	1,366,581	6,523,867
BG Group PLC	252,260	4,480,945
Diageo PLC	343,502	10,225,787
Experian PLC	222,429	3,813,470
GKN PLC	1,159,500	4,428,233
IMI PLC	262,773	4,876,068
Intercontinental Hotels Group PLC	161,847	4,764,154
Johnson Matthey PLC (a)	143,103	5,140,675
Legal & General Group PLC	2,546,048	6,153,961
Persimmon PLC	464,799	6,210,668
Prudential PLC	520,175	7,903,477
Reckitt Benckiser Group PLC	56,628	3,773,901
Rio Tinto PLC	206,817	11,677,219
Schroders PLC	46,850	1,437,784
Smith & Nephew PLC	354,582	4,085,597
Unilever PLC	288,162	11,731,830

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Wolseley PLC (a)	105,753	$4,939,480
Total		107,751,256
Total Common Stocks (Cost: $296,516,185)		$355,630,606

Preferred Stocks 2.9%
GERMANY 2.9%
Henkel AG & Co. KGaA	44,709	$3,947,706
Volkswagen AG	28,137	6,958,939
Total		10,906,645
Total Preferred Stocks (Cost: $8,275,732)		$10,906,645

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	1,588,509	$1,588,509
Total Money Market Funds (Cost: $1,588,509)		$1,588,509
Total Investments (Cost: $306,380,426) (d)		$368,125,760(e)
Other Assets & Liabilities, Net		8,540,434
Net Assets		$376,666,194

Notes to Portfolio of Investments

(a)             Non-income producing.

(b)             The rate shown is the seven-day current annualized yield at January 31, 2013.

(c)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	4,230,027	22,375,538	(25,017,056)	—	1,588,509	802	1,588,509

(d)             At January 31, 2013, the cost of securities for federal income tax purposes was approximately $306,380,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,174,000
Unrealized Depreciation	(1,428,000)
Net Unrealized Appreciation	$61,746,000

(e)             Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	46,551,337	—	46,551,337
Consumer Staples	—	47,804,582	—	47,804,582
Energy	—	10,660,575	—	10,660,575
Financials	—	87,335,739	—	87,335,739
Health Care	—	45,079,766	—	45,079,766
Industrials	—	44,447,168	—	44,447,168
Information Technology	—	23,240,703	—	23,240,703
Materials	—	46,149,875	—	46,149,875
Telecommunication Services	—	4,360,861	—	4,360,861
Preferred Stocks
Consumer Discretionary	—	6,958,939	—	6,958,939
Consumer Staples	—	3,947,706	—	3,947,706
Total Equity Securities	—	366,537,251	—	366,537,251
Other
Money Market Funds	1,588,509	—	—	1,588,509
Total Other	1,588,509	—	—	1,588,509
Investments in Securities	1,588,509	366,537,251	—	368,125,760

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR< and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Global Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 23.2%
AUSTRALIA 0.5%
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%		$25,000	$27,062
Woodside Finance Ltd. (b)
05/10/21	4.600%		1,105,000	1,217,773
Total				1,244,835

BELGIUM —%
Calcipar SA Senior Secured (b)
05/01/18	6.875%		75,000	78,750

BERMUDA 0.1%
Bacardi Ltd. (b)
04/01/14	7.450%		245,000	263,521

CANADA 1.0%
Bombardier, Inc. Senior Notes (b)
01/15/23	6.125%		40,000	40,500
Inmet Mining Corp. (b)
06/01/20	8.750%		36,000	39,960
06/01/21	7.500%		20,000	21,500
Petro-Canada Senior Unsecured
05/15/18	6.050%		805,000	974,596
Quebecor Media, Inc. Senior Unsecured (b)
01/15/23	5.750%		18,000	18,855
Toronto-Dominion Bank (The) Senior Unsecured
05/14/15	5.375%	EUR	350,000	523,494
TransAlta Corp. Senior Unsecured
01/15/15	4.750%		900,000	953,233
Videotron Ltd.
07/15/22	5.000%		16,000	16,720
Total				2,588,858

FRANCE 0.2%
France Telecom SA Senior Unsecured
02/21/17	4.750%	EUR	205,000	311,890
Veolia Environnement SA Senior Unsecured
01/16/17	4.375%	EUR	110,000	165,463
Total				477,353

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
GERMANY 0.2%
E.ON International Finance BV
10/02/17	5.500%	EUR	$275,000	$437,196
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/23	5.500%		20,000	20,850
Total				458,046
ITALY —%
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%		9,000	9,473
NETHERLANDS 1.0%
Allianz Finance II BV
11/23/16	4.000%	EUR	400,000	597,043
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Unsecured
07/03/14	6.750%	AUD	300,000	326,419
Deutsche Telekom International Finance BV
01/19/15	4.000%	EUR	275,000	393,559
ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	505,000	766,003
LyondellBasell Industries NV Senior Unsecured
11/15/21	6.000%		248,000	291,400
NXP BV/Funding LLC (b)(c)
02/15/21	5.750%		30,000	30,000
Schaeffler Finance BV Senior Secured (b)
02/15/19	8.500%		115,000	130,525
Total				2,534,949
SUPRA-NATIONAL 0.2%
Council of Europe Development Bank Senior Unsecured
09/16/14	5.750%	AUD	425,000	458,911
UNITED KINGDOM 0.5%
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%		670,000	656,641
Intelsat Jackson Holdings SA Senior Unsecured (b)
10/15/20	7.250%		212,000	226,840
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%		45,000	45,900

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED KINGDOM (CONTINUED)
SABMiller PLC Senior Unsecured (b)
07/15/18	6.500%	$225,000	$276,139
Total			1,205,520

UNITED STATES 19.5%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	70,000	71,575
AES Corp. Senior Unsecured
07/01/21	7.375%	56,000	62,440
AMC Entertainment, Inc.
06/01/19	8.750%	28,000	30,940
AMC Networks, Inc.
07/15/21	7.750%	60,000	68,550
12/15/22	4.750%	21,000	21,000
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	48,000	47,760
Actuant Corp.
06/15/22	5.625%	36,000	37,080
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	215,000	208,069
Air Lease Corp. (c)
03/01/20	4.750%	55,000	54,450
Alliance Data Systems Corp. (b)
12/01/17	5.250%	25,000	26,063
04/01/20	6.375%	33,000	35,640
Ally Financial, Inc.
03/15/20	8.000%	39,000	47,824
09/15/20	7.500%	111,000	133,477
Alpha Natural Resources, Inc.
04/15/18	9.750%	46,000	50,140
06/01/19	6.000%	7,000	6,335
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	69,000	70,552
Amsurg Corp. (b)
11/30/20	5.625%	15,000	15,675
Anixter, Inc.
05/01/19	5.625%	18,000	19,125
Antero Resources Finance Corp.
12/01/17	9.375%	5,000	5,450
08/01/19	7.250%	19,000	20,615
Apex Tool Group LLC (b)(c)
02/01/21	7.000%	9,000	9,225
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	370,000	420,110
Arch Coal, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
06/15/21	7.250%	$26,000	$23,270
Arch Coal, Inc. (b)
06/15/19	9.875%	20,000	20,750
Ashland, Inc. (b)
08/15/22	4.750%	22,000	22,605
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	9,000	9,765
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	162,000	176,175
AutoNation, Inc.
02/01/20	5.500%	19,000	20,568
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	22,000	25,465
Axiell Corp. (b)(c)
05/15/23	4.875%	6,000	6,045
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	64,000	67,520
Ball Corp.
09/15/20	6.750%	94,000	103,870
Bank of America Corp.
Senior Unsecured
05/13/21	5.000%	345,000	385,947
01/11/23	3.300%	345,000	340,245
Biomet, Inc. (b)
08/01/20	6.500%	46,000	48,300
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	94,000	97,290
Burlington Northern Santa Fe LLC Senior Unsecured
06/01/41	5.400%	450,000	515,714
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	41,000	44,690
CHS/Community Health Systems, Inc.
11/15/19	8.000%	30,000	32,925
07/15/20	7.125%	15,000	16,200
Senior Secured
08/15/18	5.125%	43,000	45,258
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	65,000	70,525
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	115,000	128,800
Senior Unsecured
02/15/19	5.500%	43,000	46,010
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	320,000	361,252

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
CNH Capital LLC
11/01/16	6.250%		$109,000	$120,172
CONSOL Energy, Inc.
03/01/21	6.375%		25,000	25,563
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%		89,000	100,125
CSX Corp.
Senior Unsecured
03/15/18	6.250%		1,400,000	1,694,350
03/15/44	4.100%		30,000	28,221
Calpine Corp. Senior Secured (b)
02/15/21	7.500%		41,000	44,383
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%		380,000	425,345
Cardtronics, Inc.
09/01/18	8.250%		190,000	209,475
Carolina Power & Light Co. 1st Mortgage
05/15/42	4.100%		100,000	100,267
Carrizo Oil & Gas, Inc.
10/15/18	8.625%		40,000	43,100
Case New Holland, Inc.
12/01/17	7.875%		65,000	76,862
Celanese U.S. Holdings LLC
06/15/21	5.875%		69,000	77,452
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%		49,000	51,327
Chaparral Energy, Inc.
11/15/22	7.625%		22,000	23,760
Chesapeake Energy Corp.
08/15/20	6.625%		142,000	155,845
Choice Hotels International, Inc.
07/01/22	5.750%		14,000	15,540
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%		26,000	28,860
Cimarex Energy Co.
05/01/22	5.875%		57,000	61,275
Cinemark USA, Inc. (b)
12/15/22	5.125%		14,000	14,175
Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	195,000	302,750
Clean Harbors, Inc.
08/01/20	5.250%		33,000	34,485
Clean Harbors, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
06/01/21	5.125%	$75,000	$78,375
Clear Channel Worldwide Holdings, Inc. (b)
11/15/22	6.500%	22,000	23,210
11/15/22	6.500%	60,000	63,900
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	750,000	997,969
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	265,000	267,263
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	1,920,000	2,226,586
Columbus McKinnon Corp.
02/01/19	7.875%	55,000	58,987
Comstock Resources, Inc.
06/15/20	9.500%	67,000	72,360
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	630,000	628,181
Concho Resources, Inc.
01/15/21	7.000%	109,000	120,445
Continental Resources, Inc.
10/01/20	7.375%	10,000	11,300
04/01/21	7.125%	29,000	32,843
09/15/22	5.000%	139,000	148,035
Cott Beverages, Inc.
09/01/18	8.125%	34,000	37,485
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	40,000	43,500
Crown Castle International Corp. Senior Unsecured (b)
01/15/23	5.250%	9,000	9,450
CyrusOne LLP./Finance Corp. (b)
11/15/22	6.375%	25,000	26,688
DISH DBS Corp.
06/01/21	6.750%	93,000	104,160
07/15/22	5.875%	22,000	23,375
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	31,000	32,550
DigitalGlobe, Inc. (b)
02/01/21	5.250%	14,000	13,965
Dollar General Corp.
07/15/17	4.125%	85,000	89,675
Dow Chemical Co. (The) Senior Unsecured
11/15/22	3.000%	590,000	576,016
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	455,000	553,811

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	$28,000	$29,050
EP Energy Holdings LLC/Bond Co., Inc. PIK Senior Unsecured (b)
12/15/17	8.125%	19,000	19,190
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	6,000	6,450
Senior Secured
05/01/19	6.875%	44,000	47,520
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	28,000	31,500
ERAC U.S.A. Finance LLC (b)
03/15/42	5.625%	880,000	971,913
Eagle Spinco, Inc. (b)
02/15/21	4.625%	18,000	18,113
El Paso LLC
09/15/20	6.500%	168,000	187,530
01/15/32	7.750%	10,000	11,758
Embarq Corp. Senior Unsecured
06/01/36	7.995%	1,200,000	1,319,309
Enterprise Products Operating LLC
02/15/42	5.700%	385,000	432,818
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	120,000	134,100
FTI Consulting, Inc. (b)
11/15/22	6.000%	16,000	16,840
First Data Corp. Senior Secured (b)
06/15/19	7.375%	93,000	97,882
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%	20,000	21,850
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	16,000	18,000
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	10,000	11,800
04/15/22	8.750%	27,000	31,253
01/15/23	7.125%	37,000	39,313
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	1,100,000	1,223,333
General Electric Co. Senior Unsecured
10/09/42	4.125%	355,000	350,846
Gibraltar Industries, Inc. (b)
02/01/21	6.250%	9,000	9,349
Goldman Sachs Group, Inc. (The)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Senior Unsecured
05/02/18	6.375%	EUR	$350,000	$562,437
06/15/20	6.000%		680,000	802,252
01/22/23	3.625%		195,000	194,031
Graphic Packaging International, Inc.
10/01/18	7.875%		38,000	41,753
H&E Equipment Services, Inc. (b)
09/01/22	7.000%		24,000	26,220
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%		90,000	94,725
HCA, Inc. Senior Secured
05/01/23	4.750%		15,000	15,094
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%		49,000	53,042
Hologic, Inc. (b)
08/01/20	6.250%		7,000	7,525
Huntington Ingalls Industries, Inc.
03/15/21	7.125%		77,000	84,700
Huntsman International LLC
11/15/20	4.875%		69,000	69,690
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%		935,000	1,113,766
Interface, Inc.
12/01/18	7.625%		43,000	46,655
Interline Brands, Inc.
11/15/18	7.500%		129,000	139,965
International Lease Finance Corp. Senior Unsecured
12/15/20	8.250%		98,000	120,050
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%		60,000	63,900
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%		80,000	89,500
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%		42,000	44,730
KB Home
03/15/20	8.000%		13,000	15,064
09/15/22	7.500%		11,000	12,293
Kinder Morgan Energy Partners LP Senior Unsecured
08/15/42	5.000%		1,060,000	1,069,080
Kraft Foods Group, Inc. Senior Unsecured
06/04/42	5.000%		245,000	265,922

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%		$55,000	$60,362
L-3 Communications Corp.
11/15/16	3.950%		510,000	551,727
02/15/21	4.950%		205,000	228,453
Lamar Media Corp.
02/01/22	5.875%		63,000	69,300
Laredo Petroleum, Inc.
05/01/22	7.375%		20,000	21,650
Level 3 Financing, Inc.
04/01/19	9.375%		52,000	58,760
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%		27,000	29,059
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%		355,000	385,529
Limited Brands, Inc.
04/01/21	6.625%		65,000	73,937
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%		575,000	597,473
MGM Resorts International
12/15/21	6.625%		17,000	17,510
MGM Resorts International (b)
10/01/20	6.750%		5,000	5,250
Manitowoc Co., Inc. (The)
11/01/20	8.500%		30,000	33,750
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%		395,000	482,163
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%		73,000	79,205
02/15/23	5.500%		39,000	41,145
McKesson Corp. Senior Unsecured
12/15/22	2.700%		155,000	151,896
Meritage Homes Corp.
04/01/22	7.000%		22,000	24,255
Morgan Stanley Senior Unsecured
10/02/17	5.500%	EUR	395,000	604,158
NBCUniversal Media LLC
Senior Unsecured
04/01/21	4.375%		245,000	269,855
01/15/43	4.450%		405,000	389,184
National CineMedia LLC
Senior Secured
04/15/22	6.000%		68,000	72,590
Senior Unsecured
07/15/21	7.875%		97,000	107,670

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Nevada Power Co.
05/15/18	6.500%	$365,000	$452,820
News America, Inc.
09/15/22	3.000%	1,850,000	1,833,927
NiSource Finance Corp.
09/15/17	5.250%	2,000,000	2,283,902
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%	51,000	50,107
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%	460,000	531,321
Nuance Communications, Inc. (b)
08/15/20	5.375%	54,000	55,620
Oasis Petroleum, Inc.
01/15/23	6.875%	51,000	55,462
Oil States International, Inc. (b)
01/15/23	5.125%	18,000	18,225
Omnicare, Inc.
06/01/20	7.750%	64,000	71,040
Oshkosh Corp.
03/01/17	8.250%	41,000	44,998
PVH Corp. Senior Unsecured
12/15/22	4.500%	18,000	17,910
Pacific Gas & Electric Co. Senior Unsecured
10/01/20	3.500%	305,000	329,326
Peabody Energy Corp.
11/15/18	6.000%	70,000	73,325
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	43,000	49,020
Penske Automotive Group, Inc. (b)
10/01/22	5.750%	11,000	11,303
Phillips 66
05/01/17	2.950%	85,000	89,462
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	62,000	69,440
Plains Exploration & Production Co.
11/15/20	6.500%	61,000	67,481
02/15/23	6.875%	116,000	132,675
Polypore International, Inc.
11/15/17	7.500%	20,000	21,750
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	115,000	128,740
QEP Resources, Inc.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
10/01/22	5.375%	$57,000	$60,847
05/01/23	5.250%	40,000	42,000
QVC, Inc. Senior Secured (b)
07/02/22	5.125%	7,000	7,351
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	44,000	45,760
Raytheon Co. Senior Unsecured
12/15/22	2.500%	674,000	656,380
Reed Elsevier Capital, Inc. (b)
10/15/22	3.125%	570,000	550,944
Regal Entertainment Group Senior Unsecured
02/01/25	5.750%	7,000	6,930
Regency Energy Partners LP/Corp.
04/15/23	5.500%	17,000	18,020
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	94,000	102,695
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	30,000	30,675
Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	83,000	91,300
SBA Telecommunications, Inc.
08/15/19	8.250%	20,000	22,250
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	23,000	24,150
SM Energy Co. Senior Unsecured
11/15/21	6.500%	68,000	72,420
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (b)
08/01/20	8.875%	65,000	69,387
STHI Holding Corp. Secured (b)
03/15/18	8.000%	51,000	55,207
Sabine Pass Liquefaction LLC Senior Secured (b)(c)
02/01/21	5.625%	50,000	50,187
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	21,000	23,205
Sealed Air Corp. (b)
12/01/20	6.500%	14,000	15,470
09/15/21	8.375%	13,000	14,918
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	24,000	25,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Sonic Automotive, Inc.
07/15/22	7.000%	$10,000	$11,038
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	2,131,000	2,482,796
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	138,000	140,070
Spectrum Brands Escrow Corp. (b)
Senior Unsecured
11/15/20	6.375%	45,000	47,869
11/15/22	6.625%	14,000	15,120
Spectrum Brands, Inc.
Senior Secured
06/15/18	9.500%	41,000	46,381
Spectrum Brands, Inc. (b)
03/15/20	6.750%	18,000	19,440
Sprint Nextel Corp.
Senior Unsecured
11/15/22	6.000%	28,000	28,140
Sprint Nextel Corp. (b)
11/15/18	9.000%	115,000	142,025
03/01/20	7.000%	35,000	40,600
Starz LLC/Finance Corp. (b)
09/15/19	5.000%	14,000	14,490
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	89,000	100,792
Tampa Electric Co. Senior Unsecured
06/15/42	4.100%	100,000	101,125
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	93,000	99,975
Tempur-Pedic International, Inc. (b)
12/15/20	6.875%	5,000	5,313
Tenet Healthcare Corp. (b)
Senior Secured
06/01/20	4.750%	31,000	31,194
Tenet Healthcare Corp. (b)(c)
Senior Secured
04/01/21	4.500%	4,000	3,935
Tesoro Logistics LP/Finance Corp. Senior Unsecured (b)
10/01/20	5.875%	25,000	26,375
Time Warner Cable, Inc.
07/01/18	6.750%	445,000	551,182
02/01/20	5.000%	465,000	531,272
Time Warner, Inc.
03/29/41	6.250%	250,000	299,751
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	1,600,000	1,956,517

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Tomkins LLC/Inc. Secured
10/01/18	9.000%		$52,000	$58,045
TransDigm, Inc. (b)
10/15/20	5.500%		26,000	27,105
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%		3,255,000	3,755,655
United Rentals North America, Inc.
05/15/20	7.375%		41,000	45,100
04/15/22	7.625%		103,000	114,845
06/15/23	6.125%		4,000	4,280
Secured
07/15/18	5.750%		49,000	52,675
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		165,000	172,312
Universal Hospital Services, Inc. Secured
08/15/20	7.625%		11,000	11,798
Univision Communications, Inc. (b)
Senior Secured
05/15/19	6.875%		37,000	38,850
09/15/22	6.750%		18,000	18,810
VPI Escrow Corp. (b)
10/15/20	6.375%		29,000	29,870
Vail Resorts, Inc.
05/01/19	6.500%		46,000	49,392
Valeant Pharmaceuticals International Senior Notes (b)
10/15/20	6.375%		6,000	6,195
Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%		140,000	127,423
Visteon Corp.
04/15/19	6.750%		83,000	88,810
Vivint, Inc. Senior Secured (b)
12/01/19	6.375%		67,000	65,660
Waste Management, Inc.
06/30/20	4.750%		535,000	605,639
Wells Fargo & Co. Senior Unsecured
11/03/16	4.125%	EUR	330,000	493,464
Whiting Petroleum Corp.
10/01/18	6.500%		5,000	5,363
Windstream Corp.
03/15/19	7.000%		40,000	40,800
10/15/20	7.750%		45,000	48,938

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	$64,000	$71,360
tw telecom holdings, inc.
03/01/18	8.000%	106,000	115,805
Total			49,379,021

Total Corporate Bonds & Notes (Cost: $54,521,477)			$58,699,237

Residential Mortgage-Backed Securities - Agency 6.2%
UNITED STATES 6.2%
Federal Home Loan Mortgage Corp. (d)
04/01/42-05/01/42	3.500%	5,239,187	5,560,795
10/01/18	5.000%	180,514	196,309
09/01/17-08/01/33	6.500%	156,708	174,412
Federal National Mortgage Association (d)
06/01/27	2.500%	2,472,265	2,574,217
08/01/18-09/01/40	4.500%	722,192	787,217
12/01/18-06/01/33	5.000%	1,582,454	1,747,913
11/01/18-06/01/33	5.500%	1,012,865	1,135,723
03/01/17-04/01/33	6.000%	396,864	437,748
04/01/17-09/01/32	6.500%	619,967	702,448
05/01/32-06/01/32	7.000%	542,068	641,899
05/01/32-11/01/32	7.500%	337,007	411,628
Federal National Mortgage Association (d)(e)
01/01/37	5.500%	668,495	758,828
11/01/33	6.500%	80,866	91,329
Government National Mortgage Association (d)
10/15/33	5.500%	471,985	546,177
Total			15,766,643

Total Residential Mortgage-Backed Securities - Agency (Cost: $14,925,509)			$15,766,643

Residential Mortgage-Backed Securities - Non-Agency 0.2%
UNITED STATES 0.2%
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A (d)(f)
04/19/34	4.595%	435,631	428,112

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $392,370)			$428,112

Commercial Mortgage-Backed Securities - Agency 0.1%
UNITED STATES 0.1%
Federal National Mortgage Association (d)
09/01/13	5.720%	$270,572	$274,714

Total Commercial Mortgage-Backed Securities - Agency (Cost: $271,326)			$274,714

Commercial Mortgage-Backed Securities - Non-Agency 1.9%
UNITED STATES 1.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (d)
12/11/49	5.322%	250,000	284,505
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (d)
05/15/36	3.819%	169,228	171,626
Extended Stay America Trust Series 2013-ESH5 Class A25 (b)(c)(d)
12/05/31	1.830%	1,000,000	998,973
General Electric Capital Assurance Co. Series 2003-1 Class A4 (b)(d)(f)
05/12/35	5.254%	154,737	163,123
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (d)
03/10/39	5.444%	800,000	911,004
JPMorgan Chase Commercial Mortgage Securities Corp. (d)
Series 2003-LN1 Class A1
10/15/37	4.134%	17,585	17,672
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(f)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	543,702	568,416
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3 (d)
03/15/29	3.973%	230,019	232,328
Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4 (b)(d)(f)
09/15/47	5.033%	750,000	901,391
S2 Hospitality LLC Series 2012-LV1 Class A (b)(d)
04/15/25	4.500%	224,137	224,379

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
Wachovia Bank Commercial Mortgage Trust Series 2006-C27 Class APB (d)
07/15/45	5.727%		$282,141	$281,806
Total				4,755,223

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $4,407,962)				$4,755,223

Asset-Backed Securities - Non-Agency 0.2%
UNITED STATES 0.2%
GTP Towers Issuer LLC (b)
02/15/15	4.436%		450,000	467,504

Total Asset-Backed Securities - Non-Agency (Cost: $450,000)				$467,504

Inflation-Indexed Bonds(a) 0.8%
JAPAN 0.8%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	167,620,000	2,035,746

Total Inflation-Indexed Bonds (Cost: $1,558,368)				$2,035,746

U.S. Treasury Obligations 4.5%
UNITED STATES 4.5%
U.S. Treasury
03/15/14	1.250%		235,000	237,791
03/31/17	1.000%		4,785,000	4,846,305
02/15/22	2.000%		1,250,000	1,267,676
08/15/22	1.625%		415,000	403,750
11/15/41	3.125%		3,295,000	3,293,972
02/15/42	3.125%		325,000	324,492
05/15/42	3.000%		795,000	773,138
08/15/42	2.750%		255,000	234,839
Total				11,381,963

Total U.S. Treasury Obligations (Cost: $11,403,880)				$11,381,963

Foreign Government Obligations(a) 52.8%

ARGENTINA 0.2%
Argentina Bonar Bonds
Senior Unsecured
09/12/13	7.000%		383,000	385,490

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
ARGENTINA (CONTINUED)
04/17/17	7.000%		$194,000	$155,685
Total				541,175

BELGIUM 0.4%
Belgium Government Bond
03/28/14	4.000%	EUR	750,000	1,060,816

BRAZIL 2.5%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
06/10/19	6.500%		210,000	251,528
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	9,908,080	5,213,165
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%		270,000	324,675
Petrobras International Finance Co.
01/27/21	5.375%		420,000	461,948
Total				6,251,316

CANADA 6.1%
Bank of Montreal (b)
10/31/14	1.300%		830,000	841,315
01/30/17	1.950%		810,000	841,023
Bank of Nova Scotia (b)
01/30/17	1.950%		3,000,000	3,114,900
Canadian Government Bond
06/01/18	4.250%	CAD	180,000	205,132
06/01/19	3.750%	CAD	1,195,000	1,345,196
National Bank of Canada (b)
10/19/16	2.200%		1,000,000	1,048,400
Province of British Columbia
06/18/14	5.300%	CAD	1,070,000	1,131,567
Province of Ontario
03/08/14	5.000%	CAD	1,830,000	1,909,959
Senior Unsecured
05/26/15	0.950%		1,160,000	1,171,172
Province of Quebec
12/01/17	4.500%	CAD	1,628,000	1,816,394
Toronto-Dominion Bank (The) (b)
09/14/16	1.625%		1,878,000	1,930,396
Total				15,355,454

COLOMBIA 0.5%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%		235,000	298,929

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
COLOMBIA (CONTINUED)
Corporación Andina de Fomento
06/15/22	4.375%		$932,000	$1,013,264
Total				1,312,193

CZECH REPUBLIC 0.2%
Czech Republic Government Bond
06/16/13	3.700%	CZK	7,230,000	387,472

DENMARK 0.5%
Realkredit Danmark A/S
01/01/19	4.000%	DKK	6,330,000	1,290,305

FINLAND 0.8%
Finland Government Bond Senior Unsecured
04/15/21	3.500%	EUR	1,380,000	2,136,842

FRANCE 3.3%
Cie de Financement Foncier SA (b)
09/16/15	2.500%		600,000	622,280
Electricite de France SA Senior Unsecured
02/05/18	5.000%	EUR	350,000	548,091
France Government Bond OAT
10/25/16	5.000%	EUR	1,305,000	2,045,146
10/25/17	4.250%	EUR	1,500,000	2,333,652
10/25/19	3.750%	EUR	975,000	1,509,408
10/25/21	3.250%	EUR	630,000	937,723
French Treasury Note BTAN
01/12/14	2.500%	EUR	300,000	415,947
Total				8,412,247

GERMANY 7.0%
Bayerische Landesbank Senior Unsecured
04/22/13	1.400%	JPY	82,000,000	898,454
Bundesrepublik Deutschland
07/04/14	4.250%	EUR	1,615,000	2,316,744
01/04/15	3.750%	EUR	853,000	1,235,051
07/04/19	3.500%	EUR	1,272,000	1,993,790
07/04/27	6.500%	EUR	2,002,000	4,244,491
07/04/28	4.750%	EUR	1,035,000	1,887,477
07/04/34	4.750%	EUR	2,006,000	3,846,587
07/04/44	2.500%	EUR	840,000	1,166,544
Total				17,589,138

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (f)
10/15/42	0.000%	EUR	$488,200	$5,402

INDONESIA 1.8%
Indonesia Government International Bond (b)
Senior Unsecured
01/17/18	6.875%		500,000	605,000
10/12/35	8.500%		190,000	291,650
01/17/38	7.750%		140,000	201,250
Indonesia Treasury Bond
Senior Unsecured
05/15/16	10.750%	IDR	3,620,000,000	440,053
11/15/20	11.000%	IDR	10,840,000,000	1,518,719
07/15/22	10.250%	IDR	10,594,000,000	1,466,242
Total				4,522,914

ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	283	485

JAPAN 7.9%
Japan Government 10-Year Bond Senior Unsecured
09/20/17	1.700%	JPY	392,000,000	4,595,108
Japan Government 20-Year Bond
Senior Unsecured
03/20/20	2.400%	JPY	111,000,000	1,383,150
12/20/22	1.400%	JPY	424,000,000	4,930,497
12/20/26	2.100%	JPY	390,500,000	4,755,598
09/20/29	2.100%	JPY	146,000,000	1,733,307
Japan Government 30-Year Bond
Senior Unsecured
12/20/34	2.400%	JPY	144,000,000	1,735,929
03/20/39	2.300%	JPY	64,500,000	762,104
Total				19,895,693

KAZAKHSTAN 0.1%
KazMunaiGaz Finance Sub BV (b)
07/02/18	9.125%		250,000	326,050

LITHUANIA 0.1%
Lithuania Government International Bond Senior Unsecured (b)
09/14/17	5.125%		210,000	234,138

MALAYSIA 0.8%
Petronas Capital Ltd. (b)
08/12/19	5.250%		1,620,000	1,899,843

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
MEXICO 1.9%
Mexican Bonos
12/19/13	8.000%	MXN	$2,007,601	$1,627,342
12/17/15	8.000%	MXN	2,668,261	2,290,581
Mexican Government International Bond Senior Unsecured
09/27/34	6.750%		270,000	365,850
Petroleos Mexicanos
01/24/22	4.875%		500,000	550,625
Total				4,834,398

NETHERLANDS 3.7%
Bank Nederlandse Gemeenten Senior Unsecured (b)
03/23/15	1.375%		960,000	975,936
Netherlands Government Bond (b)
07/15/16	4.000%	EUR	2,030,000	3,072,598
07/15/20	3.500%	EUR	3,485,000	5,391,189
Total				9,439,723

NEW ZEALAND 1.0%
New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	2,650,000	2,442,065

NORWAY 1.9%
Norway Government Bond
05/22/19	4.500%	NOK	22,800,000	4,731,619

PERU 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		150,000	211,500

PHILIPPINES 0.1%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
05/27/19	7.250%		290,000	368,300

POLAND 2.1%
Poland Government Bond
04/25/13	5.250%	PLN	3,590,000	1,165,600
10/24/13	5.000%	PLN	3,800,000	1,243,064
10/25/17	5.250%	PLN	8,585,000	3,000,529
Total				5,409,193

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
RUSSIAN FEDERATION 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)
08/07/18	8.700%		$100,000	$127,775
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		100,000	111,500
08/16/37	7.288%		230,000	287,500
Russian Foreign Bond - Eurobond Senior Unsecured (b)(f)
03/31/30	7.500%		1,081,125	1,351,406
Total				1,878,181

SOUTH AFRICA 0.4%
South Africa Government Bond Senior Unsecured
12/21/14	8.750%	ZAR	9,575,000	1,138,891

SOUTH KOREA 0.6%
Export-Import Bank of Korea
Senior Unsecured
01/21/14	8.125%		360,000	384,629
01/14/15	5.875%		450,000	490,353
04/11/22	5.000%		500,000	571,744
Total				1,446,726

SWEDEN 1.3%
Nordea Hypotek AB
06/19/13	4.250%	SEK	7,300,000	1,162,190
Sweden Government Bond
08/12/17	3.750%	SEK	6,330,000	1,097,372
06/01/22	3.500%	SEK	5,800,000	1,028,808
Total				3,288,370

TURKEY 0.3%
Turkey Government International Bond Senior Unsecured
03/17/36	6.875%		540,000	699,300

UNITED KINGDOM 5.3%
United Kingdom Gilt
09/07/16	4.000%	GBP	2,070,000	3,671,894
03/07/19	4.500%	GBP	820,000	1,542,820
09/07/21	3.750%	GBP	190,000	346,091
03/07/25	5.000%	GBP	500,000	1,016,650
12/07/27	4.250%	GBP	940,000	1,785,340
03/07/36	4.250%	GBP	665,000	1,239,894
12/07/38	4.750%	GBP	795,000	1,595,757
12/07/40	4.250%	GBP	630,000	1,169,041
12/07/49	4.250%	GBP	555,000	1,035,177
Total				13,402,664

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
URUGUAY 0.2%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	$275,000	$404,938

VENEZUELA 1.0%
Petroleos de Venezuela SA
04/12/17	5.250%	1,190,000	1,032,325
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%	620,000	599,850
05/07/23	9.000%	931,000	924,017
Total			2,556,192

Total Foreign Government Obligations (Cost: $122,563,438)			$133,473,543

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.3%
AUSTRALIA 0.1%
FMG Resources August 2006 Proprietary Ltd. (c)(f)(g)
Term Loan
10/18/17	5.250%	28,928	29,280
10/18/17	5.250%	67,830	68,657
Total			97,937

GERMANY —%
Schaeffler AG Tranche B2 Term Loan (f)(g)
01/27/17	6.000%	29,000	29,341

LUXEMBOURG —%
Silver II Borrower SCA Term Loan (c)(f)(g)
12/13/19	5.000%	6,000	6,051

UNITED STATES 0.2%
Alliant Holdings I, Inc. Term Loan (c)(f)(g)
12/20/19	5.000%	13,000	13,141
Ancestry.com, Inc. Term Loan (c)(f)(g)
12/28/18	7.000%	55,000	54,961
Apex Tool Group LLC Tranche B Term Loan (c)(f)(g)
01/08/20	4.500%	6,000	6,054

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
Asurion LLC 1st Lien Term Loan (f)(g)
05/24/18	5.500%	$5,000	$5,048
Blue Coat Systems, Inc. Term Loan (f)(g)
02/15/18	5.750%	14,925	15,084
Cole Haan LLC Term Loan (c)(f)(g)
01/07/20	5.750%	9,000	9,082
ConvaTec, Inc. Term Loan (f)(g)
12/22/16	5.000%	6,000	6,090
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (f)(g)
09/16/19	7.500%	24,704	25,643
Dupont Performance Coatings Tranche B Term Loan (c)(f)(g)
01/31/20	4.750%	9,000	9,128
Lonestar Intermediate Super Holdings LLC Term Loan (f)(g)
09/02/19	11.000%	95,000	101,135
New Breed, Inc. Term Loan (f)(g)
10/01/19	6.000%	86,000	86,430
PQ Corp. Tranche B Term Loan (f)(g)
05/08/17	5.250%	45,000	45,457
Serta Simmons Holdings LLC Term Loan (f)(g)
10/01/19	5.000%	65,000	65,776
Spectrum Brands, Inc. Term Loan (f)(g)
12/17/19	4.500%	5,000	5,065
United Surgical Partners International, Inc. Tranche B Term Loan (c)(f)(g)
04/03/19	5.059%	6,982	7,039

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
West Corp. Tranche B6 Term Loan (f)(g)
06/30/18	5.750%	$35,820	$36,234
WideOpenWest Finance LLC Term Loan (f)(g)
07/17/18	6.250%	12,935	13,064
Total			504,431

Total Senior Loans (Cost: $616,739)			$637,760

Issuer	Coupon Rate		Principal Amount	Value

Treasury Bills(a) 1.9%
AUSTRALIA 1.1%
Australia Treasury Bills
02/08/13	2.950%	AUD	2,605,000	2,714,739

NORWAY 0.8%
Norway Treasury Bills
12/18/13	1.720%	NOK	11,900,000	2,145,873

Total Treasury Bills (Cost: $4,809,323)				$4,860,612

	Shares	Value

Money Market Funds 5.9%
Columbia Short-Term Cash Fund, 0.132% (h)(i)	15,010,258	$15,010,258

Total Money Market Funds (Cost: $15,010,258)		$15,010,258

Total Investments (Cost: $230,930,650) (j)		$247,791,315(k)
Other Assets & Liabilities, Net		5,115,565
Net Assets		$252,906,880

Investments in Derivatives Futures Contracts Outstanding at January 31, 2013

At January 31, 2013, $961,767 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Australian Government Bond, 10-year	(149)	(15,005,548)	March 2013	5,397	—
United Kingdom Long GILT, 10-year	103	19,009,971	March 2013	—	(349,730)
U.S. Treasury Note, 5-year	(75)	(9,280,078)	March 2013	39,731	—
U.S. Treasury Note, 10-year	(130)	(17,066,562)	March 2013	251,680	—
U.S. Treasury Ultra Bond, 30-year	(2)	(313,063)	March 2013	18,591	—
Total				315,399	(349,730)

Forward Foreign Currency Exchange Contracts Open at January 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC Securities (USA), Inc.	February 5, 2013	1,943,520	1,916,000	—	(22,565)
		(USD)	(CAD)
J.P. Morgan Securities, Inc.	February 7, 2013	11,495,591	965,417,000	—	(938,049)
		(USD)	(JPY)
J.P. Morgan Securities, Inc.	February 7, 2013	1,518,590	1,850,000	—	(23,828)
		(USD)	(SGD)
UBS Securities	February 11, 2013	353,981	219,000	—	(6,659)
		(USD)	(GBP)
Standard Chartered Bank	February 13, 2013	3,926,000	4,281,170	—	(33,248)
		(CHF)	(USD)
Goldman, Sachs & Co.	February 13, 2013	21,202,000	28,274,553	—	(514,937)
		(EUR)	(USD)
Citigroup Global Markets, Inc.	February 13, 2013	7,237,000	11,479,170	1,828	—
		(GBP)	(USD)
Citigroup Global Markets, Inc.	February 13, 2013	29,000	45,543	—	(449)
		(GBP)	(USD)
UBS Securities	February 13, 2013	60,000	97,015	1,860	—
		(GBP)	(USD)
Standard Chartered Bank	February 13, 2013	384,196,000	4,304,387	102,770	—
		(JPY)	(USD)
J.P. Morgan Securities, Inc.	February 13, 2013	109,963,000	16,946,993	—	(345,493)
		(SEK)	(USD)
Deutsche Bank	February 13, 2013	28,548,628	27,472,000	80,866	—
		(USD)	(AUD)
Standard Chartered Bank	February 13, 2013	2,118,206	2,011,000	—	(22,476)
		(USD)	(AUD)
Standard Chartered Bank	February 13, 2013	23,912	23,000	57	—
		(USD)	(AUD)
HSBC Securities (USA), Inc.	February 13, 2013	11,564,932	11,406,000	—	(131,297)
		(USD)	(CAD)
HSBC Securities (USA), Inc.	February 13, 2013	5,831,863	5,884,000	66,393	—
		(USD)	(CAD)
UBS Securities	February 13, 2013	96,876	60,000	—	(1,720)
		(USD)	(GBP)
State Street Bank & Trust Co.	February 13, 2013	11,612,156	1,035,946,000	—	(282,917)
		(USD)	(JPY)
Standard Chartered Bank	February 13, 2013	2,118,216	11,686,000	20,219	—
		(USD)	(NOK)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	February 13, 2013	2,132,746	2,545,000	1,827	—
		(USD)	(NZD)
Standard Chartered Bank	February 13, 2013	2,102,540	13,593,000	35,059	—
		(USD)	(SEK)
Citigroup Global Markets, Inc.	February 14, 2013	7,005,000	3,415,241	—	(98,922)
		(BRL)	(USD)
Citigroup Global Markets, Inc.	February 15, 2013	10,403,000	5,082,568	—	(135,724)
		(BRL)	(USD)
Morgan Stanley & Co.	February 15, 2013	5,030,000	2,448,523	—	(74,597)
		(BRL)	(USD)
Standard Chartered Bank	February 15, 2013	5,483,217,000	5,055,986	23,764
		(KRW)	(USD)
State Street Bank & Trust Co.	February 15, 2013	5,087,042	10,403,000	131,251	—
		(USD)	(BRL)
State Street Bank & Trust Co.	February 15, 2013	2,534,305	1,197,434,000	2,267	—
		(USD)	(CLP)
Citigroup Global Markets, Inc.	February 15, 2013	4,954,993	274,462,000	194,470	—
		(USD)	(INR)
Barclays Bank PLC	February 15, 2013	4,996,932	152,299,000	69,258	—
		(USD)	(RUB)
HSBC Securities (USA), Inc.	February 15, 2013	45,730,000	5,053,890	—	(51,373)
		(ZAR)	(USD)
UBS Securities	February 19, 2013	2,700,000	2,274,588	10,854
		(NZD)	(USD)
Citigroup Global Markets, Inc.	February 19, 2013	2,458,199	74,980,000	34,487	—
		(USD)	(RUB)
Deutsche Bank	February 22, 2013	2,466,116	7,460,000	—	(67,955)
		(USD)	(MYR)
UBS Securities	February 28, 2013	17,000,000	1,336,573	2,610	—
		(MXN)	(USD)
State Street Bank & Trust Co.	February 28, 2013	2,980,611	2,240,000	61,256
		(USD)	(EUR)
J.P. Morgan Securities, Inc.	March 1, 2013	4,630,000	1,469,935	—	(24,351)
		(PLN)	(USD)
HSBC Securities (USA), Inc.	March 1, 2013	1,321,635	1,257,000	—	(13,161)
		(USD)	(AUD)
Citigroup Global Markets, Inc.	March 8, 2013	2,662,680	2,850,000,000	—	(50,274)
		(USD)	(KRW)
Total				841,096	(2,839,995)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $36,483,926 or 14.43% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)

At January 31, 2013, investments in securities included securities valued at $207,385 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f)	Variable rate security.

(g)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	13,776,932	16,095,131	(14,861,805)	15,010,258	4,707	15,010,258

(j)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $230,931,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,823,000
Unrealized Depreciation	(963,000)
Net Unrealized Appreciation	$16,860,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	58,699,237	—	58,699,237
Residential Mortgage-Backed Securities - Agency	—	15,766,643	—	15,766,643
Residential Mortgage-Backed Securities - Non-Agency	—	428,112	—	428,112
Commercial Mortgage-Backed Securities - Agency	—	274,714	—	274,714
Commercial Mortgage-Backed Securities - Non-Agency	—	4,755,223	—	4,755,223
Asset-Backed Securities - Non-Agency	—	467,504	—	467,504
Inflation-Indexed Bonds	—	2,035,746	—	2,035,746
U.S. Treasury Obligations	11,381,963	—	—	11,381,963
Foreign Government Obligations	—	133,473,543	—	133,473,543
Total Bonds	11,381,963	215,900,722	—	227,282,685
Short-Term Securities
Treasury Bills	—	4,860,612	—	4,860,612
Total Short-Term Securities	—	4,860,612	—	4,860,612
Other
Senior Loans	—	637,760	—	637,760
Money Market Funds	15,010,258	—	—	15,010,258
Total Other	15,010,258	637,760	—	15,648,018
Investments in Securities	26,392,221	221,399,094	—	247,791,315
Derivatives
Assets
Futures Contracts	315,399	—	—	315,399
Forward Foreign Currency Exchange Contracts	—	841,096	—	841,096
Liabilities
Futures Contracts	(349,730)	—	—	(349,730)
Forward Foreign Currency Exchange Contracts	—	(2,839,995)	—	(2,839,995)
Total	26,357,890	219,400,195	—	245,758,085

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Global Equity Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.5%
BRAZIL 1.4%
Itaú Unibanco Holding SA, ADR	130,768	$2,253,133
Multiplan Empreendimentos Imobiliarios SA	108,600	3,138,539
Total		5,391,672
CANADA 1.8%
Aimia, Inc.	122,200	1,963,973
First Quantum Minerals Ltd.	93,000	1,875,105
Methanex Corp.	85,900	3,089,265
Total		6,928,343
CHINA 0.8%
Baidu, Inc., ADR (a)	26,922	2,915,653
FRANCE 1.4%
Renault SA	91,111	5,494,606
GERMANY 3.6%
Brenntag AG	22,106	3,150,132
Kabel Deutschland Holding AG	51,447	4,171,728
Linde AG	17,179	3,134,969
MTU Aero Engines Holding AG	35,596	3,393,409
Total		13,850,238
HONG KONG 2.2%
Great Eagle Holdings Ltd.	683,377	2,653,744
Sun Hung Kai Properties Ltd.	358,000	5,881,519
Total		8,535,263
INDONESIA 0.8%
PT Bank Rakyat Indonesia Persero Tbk	3,672,000	2,998,830
IRELAND 1.7%
Covidien PLC	104,446	6,511,164
JAPAN 6.6%
Asahi Group Holdings Ltd.	235,700	5,009,259
Hoya Corp.	178,900	3,454,298
Konami Corp.	115,300	2,446,883
Makita Corp.	119,100	5,800,344
Nikon Corp.	85,300	2,438,982
Toyota Motor Corp.	123,200	5,884,581
Total		25,034,347

Issuer	Shares	Value

Common Stocks (continued)
NORWAY 0.9%
ProSafe SE	353,139	$3,361,443
PANAMA 1.0%
Copa Holdings SA, Class A	33,724	3,696,150
RUSSIAN FEDERATION 0.8%
Sberbank of Russia ADR	194,056	2,858,445
SINGAPORE 0.5%
Mapletree Industrial Trust	1,698,000	1,879,578
SOUTH KOREA 2.6%
Kangwon Land, Inc. (a)	70,920	2,034,448
Samsung Electronics Co., Ltd.	5,762	7,665,960
Total		9,700,408
SWITZERLAND 6.9%
Nestlé SA, Registered Shares	103,483	7,266,154
Novartis AG, Registered Shares	110,268	7,512,352
Swatch Group AG (The)	13,745	7,542,721
TE Connectivity Ltd.	100,856	3,921,281
Total		26,242,508
UNITED KINGDOM 12.2%
BG Group PLC	309,075	5,490,161
GlaxoSmithKline PLC	215,289	4,935,636
HSBC Holdings PLC	707,757	8,044,977
Rio Tinto PLC	74,968	4,232,813
Tullow Oil PLC	210,084	3,791,739
Ultra Electronics Holdings PLC	74,560	1,945,248
Unilever PLC	177,798	7,238,623
Vodafone Group PLC	2,805,380	7,657,302
Weir Group PLC (The)	102,780	3,234,100
Total		46,570,599
UNITED STATES 51.3%
Airgas, Inc.	58,183	5,541,349
American Express Co.	90,583	5,327,186
American International Group, Inc. (a)	140,381	5,310,613
Aon PLC	95,532	5,516,018
Apple, Inc.	11,053	5,032,541
CF Industries Holdings, Inc.	16,131	3,696,741
Comcast Corp., Class A	119,313	4,543,439
Cummins, Inc.	35,210	4,043,164
Discover Financial Services	57,515	2,208,001
Dresser-Rand Group, Inc. (a)	56,117	3,425,943

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
eBay, Inc. (a)	106,754	$5,970,751
EMC Corp. (a)	169,684	4,175,923
Equifax, Inc.	55,234	3,242,236
Facebook, Inc., Class A (a)	95,624	2,961,475
Fidelity National Financial, Inc., Class A	207,485	5,207,874
Google, Inc., Class A (a)	8,689	6,566,190
Henry Schein, Inc. (a)	74,101	6,397,880
JPMorgan Chase & Co.	146,674	6,901,012
Lam Research Corp. (a)	105,125	4,324,843
Las Vegas Sands Corp.	82,894	4,579,894
LyondellBasell Industries NV, Class A	83,319	5,284,091
Marathon Petroleum Corp.	80,620	5,982,810
McDonald’s Corp.	52,918	5,042,556
Mead Johnson Nutrition Co.	58,334	4,433,384
Microsoft Corp.	137,372	3,773,609
National Oilwell Varco, Inc.	47,712	3,537,368
PepsiCo, Inc.	65,563	4,776,265
Pfizer, Inc.	267,355	7,293,444
Philip Morris International, Inc.	51,078	4,503,037
priceline.com, Inc. (a)	8,061	5,525,574
QUALCOMM, Inc.	95,877	6,330,758
Riverbed Technology, Inc. (a)	173,013	3,356,452
Sirona Dental Systems, Inc. (a)	71,346	4,742,369
Solera Holdings, Inc.	53,338	2,923,456
Tyco International Ltd.	132,276	3,998,703
Union Pacific Corp.	39,870	5,241,310

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
United Rentals, Inc. (a)	104,384	$5,283,918
Walt Disney Co. (The)	120,295	6,481,495
WESCO International, Inc. (a)	58,643	4,276,834
World Fuel Services Corp.	95,611	4,121,790
Zimmer Holdings, Inc.	51,682	3,855,477
Total		195,737,773
Total Common Stocks (Cost: $308,390,090)		$367,707,020

Limited Partnerships 1.0%
UNITED STATES 1.0%
Enterprise Products Partners LP	67,500	3,825,225
Total Limited Partnerships (Cost: $3,027,125)		$3,825,225

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	6,585,273	6,585,273
Total Money Market Funds (Cost: $6,585,273)		$6,585,273
Total Investments (Cost: $318,002,488) (d)		$378,117,518(e)
Other Assets & Liabilities, Net		3,128,311
Net Assets		$381,245,829

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	3,088,083	28,486,012	(24,988,822)	6,585,273	1,678	6,585,273

(d)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $318,002,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$64,090,000
Unrealized Depreciation	(3,974,000)
Net Unrealized Appreciation	$60,116,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

	Level 1	Level 2	Level 3
Description	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	28,136,930	27,567,065	—	55,703,995
Consumer Staples	13,712,685	19,514,036	—	33,226,721
Energy	17,067,911	12,643,344	—	29,711,255
Financials	35,862,375	24,317,092	—	60,179,467
Health Care	28,800,334	12,447,988	—	41,248,322
Industrials	29,782,316	17,523,233	—	47,305,549
Information Technology	52,252,933	13,567,142	—	65,820,075
Materials	19,486,552	7,367,782	—	26,854,334
Telecommunication Services	—	7,657,302	—	7,657,302
Total Equity Securities	225,102,036	142,604,984	—	367,707,020
Other
Limited Partnerships	3,825,225	—	—	3,825,225
Money Market Funds	6,585,273	—	—	6,585,273
Total Other	10,410,498	—	—	10,410,498
Total	235,512,534	142,604,984	—	378,117,518

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Multi-Advisor International Value Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
AUSTRALIA 6.6%
Alumina Ltd.	88,251	$101,947
Asciano Ltd.	44,461	224,280
Australia and New Zealand Banking Group Ltd.	56,051	1,556,749
Bank of Queensland Ltd.	11,785	101,239
Bendigo and Adelaide Bank Ltd.	19,244	185,119
BlueScope Steel Ltd. (a)	117,422	415,066
Boral Ltd.	34,337	176,044
Caltex Australia Ltd.	4,150	84,208
Commonwealth Bank of Australia	11,851	797,269
Commonwealth Property Office Fund	1,505,063	1,743,806
David Jones Ltd.	98,341	256,977
Echo Entertainment Group Ltd.	34,955	130,939
Fairfax Media Ltd.	190,781	107,669
Harvey Norman Holdings Ltd.	19,263	39,446
Incitec Pivot Ltd.	47,295	159,488
Lend Lease Group	20,682	223,566
Macmahon Holdings Ltd.	925,541	261,448
Macquarie Group Ltd.	24,900	1,001,468
Monadelphous Group Ltd.	49,174	1,366,911
National Australia Bank Ltd.	38,149	1,090,099
Newcrest Mining Ltd.	3,566	87,346
Origin Energy Ltd.	47,379	622,427
OZ Minerals Ltd.	14,764	107,070
Qantas Airways Ltd. (a)	43,725	69,896
QBE Insurance Group Ltd.	3,094	38,534
Santos Ltd.	40,615	507,368
Seven Group Holdings Ltd.	4,854	48,778
Shopping Centres Australasia Property Group (a)	284,655	483,846
Sims Metal Management Ltd.	7,154	69,639
Suncorp Ltd.	60,837	674,260
Tatts Group Ltd.	47,987	162,872
Toll Holdings Ltd.	31,055	171,189
Transfield Services Ltd.	295,128	549,650
Treasury Wine Estates Ltd.	25,449	126,304
Wesfarmers Ltd.	28,214	1,107,211
Westpac Banking Corp.	19,003	555,929
Total		15,406,057
AUSTRIA —%
Raiffeisen Bank International AG	990	44,433
BELGIUM 0.8%
Ageas	8,109	267,608
D’ieteren SA/NV	1	44
Delhaize Group SA	8,721	413,442
KBC Groep NV	10,485	413,358

Issuer	Shares	Value

Common Stocks (continued)
BELGIUM (CONTINUED)
Solvay SA	3,286	$516,669
UCB SA	3,984	229,984
Total		1,841,105
BRAZIL 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	7,200	324,323
CANADA 6.9%
Aimia, Inc.	140	2,250
Barrick Gold Corp.	5,102	162,856
Bell Aliant, Inc.	765	19,919
Cameco Corp.	22,200	478,544
Canadian Natural Resources Ltd.	7,464	225,562
Canadian Tire Corp., Ltd., Class A	3,622	252,095
Centerra Gold, Inc.	13,259	120,440
Cott Corp.	26,266	237,970
Eastern Platinum Ltd. (a)	1,690,692	330,544
Eldorado Gold Corp.	1,217	13,605
Empire Co., Ltd., Class A	1,369	82,601
Enerplus Corp.	10,422	139,914
Ensign Energy Services, Inc.	4,423	75,564
Goldcorp, Inc.	8,323	293,719
Husky Energy, Inc.	14,937	465,752
Inmet Mining Corp.	1,751	126,401
Kinross Gold Corp.	68,400	560,971
Loblaw Companies Ltd.	5,500	220,904
Magna International, Inc.	16,749	875,401
Manulife Financial Corp.	95,216	1,374,685
Morguard Real Estate Investment Trust	16,800	323,401
Nexen, Inc.	45,325	1,212,423
Northern Property Real Estate Investment Trust	15,200	486,296
Pason Systems Corp.	38,500	656,592
Pengrowth Energy Corp.	16,112	73,501
Penn West Petroleum Ltd.	19,793	200,232
Precision Drilling Corp.	13,100	120,046
Progressive Waste Solutions Ltd.	4,534	100,735
Quebecor, Inc., Class B	302	12,729
Research In Motion Ltd. (a)	16,600	215,031
Sun Life Financial, Inc.	30,982	903,927
Suncor Energy, Inc.	58,470	1,987,300
Talisman Energy, Inc.	52,300	653,357
Teck Resources Ltd., Class B	35,000	1,275,567

Issuer	Shares	Value

Common Stocks (continued)
CANADA (CONTINUED)
Thomson Reuters Corp.	19,961	$611,398
TransAlta Corp.	3,400	54,678
Uranium One, Inc. (a)	16,678	45,482
Yamana Gold, Inc.	29,540	482,979
Yamana Gold, Inc.	44,900	733,778
Total		16,209,149
CHINA 0.4%
AMVIG Holdings Ltd.	629,000	239,259
Asian Citrus Holdings Ltd.	678,000	308,599
China Communications Construction Co., Ltd., Class H	435,000	442,230
Total		990,088
DENMARK 1.2%
AP Moller - Maersk A/S, Class A	12	90,764
AP Moller - Maersk A/S, Class B	80	638,870
Carlsberg A/S, Class B	6,070	649,564
Christian Hansen Holding A/S	31,241	1,105,861
Danske Bank AS (a)	10,286	197,307
FLSmidth & Co. A/S	692	42,958
H Lundbeck A/S	3,022	47,794
TDC A/S	14,834	113,522
Total		2,886,640
FINLAND 0.2%
Kesko OYJ, Class A	199	6,623
Kesko OYJ, Class B	1,633	53,570
Neste Oil OYJ	3,598	57,403
Stora Enso OYJ, Class R	21,785	155,441
UPM-Kymmene OYJ	24,152	294,978
Total		568,015
FRANCE 11.4%
ArcelorMittal	35,087	600,993
Arkema SA	1,451	165,494
AXA SA	58,235	1,078,536
BNP Paribas SA	51,674	3,242,232
Boiron SA	9,335	397,490
Bollore SA	294	105,986
Bouygues SA	14,170	402,309
Cap Gemini SA	7,538	363,397
Casino Guichard Perrachon SA	2,225	217,973
Cie de St. Gobain	27,351	1,127,857
Cie Generale de Geophysique-Veritas (a)	7,299	212,037
Cie Generale des Etablissements Michelin	6,518	606,501

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
CNP Assurances	34,635	$573,029
Credit Agricole SA (a)	29,668	293,262
Electricite de France SA	12,008	230,627
Euler Hermes SA	3,335	297,734
France Telecom SA	98,084	1,113,639
GDF Suez	54,442	1,116,952
Ingenico	10,787	679,968
IPSOS	13,052	520,141
Lafarge SA	10,100	617,532
Lagardere SCA	4,736	171,245
Medica SA	22,844	435,177
Mersen	12,692	372,927
Metropole Television SA	32,220	539,636
Natixis	36,184	143,511
Neopost SA	15,874	905,257
Nexans SA	13,335	691,841
Peugeot SA (a)	5,014	39,105
Renault SA	13,945	840,977
Rexel SA	3,940	83,804
Rubis SCA	11,922	863,614
Sanofi	21,696	2,116,913
Societe Generale SA (a)	37,012	1,672,233
STMicroelectronics NV	32,466	279,482
Thales SA	834	30,026
Total SA	40,804	2,212,270
Vivendi SA	65,705	1,408,694
Total		26,770,401
GERMANY 9.2%
Allianz SE, Registered Shares	18,306	2,618,569
Aurubis AG	7,308	548,434
BASF SE	6,124	620,811
Bayerische Motoren Werke AG	5,392	542,872
Bilfinger SE	6,681	676,369
Celesio AG	44	799
Commerzbank AG (a)	75,790	166,093
Daimler AG, Registered Shares	31,315	1,823,025
Deutsche Bank AG, Registered Shares	43,334	2,248,236
Deutsche Lufthansa AG, Registered Shares	17,199	341,535
Deutsche Telekom AG, Registered Shares	50,491	620,713
E.ON SE	69,931	1,215,865
ElringKlinger AG	14,606	516,327
Fielmann AG	7,573	773,459
Freenet AG	20,328	437,896
GFK SE	9,262	536,113
Gildemeister AG	25,509	629,166

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
HeidelbergCement AG	4,307	$271,291
KHD Humboldt Wedag International AG	93,144	573,420
MTU Aero Engines Holding AG	9,551	910,508
Muenchener Rueckversicherungs AG, Registered Shares	5,344	982,112
Norma Group AG	22,519	654,792
QIAGEN NV (a)	21,292	447,242
Rational AG	1,291	391,252
RWE AG	10,383	390,586
Salzgitter AG	551	25,676
Siemens AG, Registered Shares	4,432	486,477
Symrise AG	46,046	1,628,992
ThyssenKrupp AG (a)	11,036	268,076
Volkswagen AG	982	226,738
Total		21,573,444
GREECE 0.1%
Coca Cola Hellenic Bottling Co. SA	3,264	84,870
National Bank of Greece SA (a)	63,410	100,735
Total		185,605
HONG KONG 2.4%
AAC Technologies Holdings, Inc.	126,000	487,508
ASM Pacific Technology Ltd.	30,600	386,480
Emperor Watch & Jewellery, Ltd.	3,180,000	393,800
Henderson Land Development Co., Ltd.	46,066	331,663
Hongkong & Shanghai Hotels (The)	6,250	10,804
Hongkong Land Holdings Ltd.	76,000	594,660
Hopewell Holdings Ltd.	20,000	82,506
Hutchison Whampoa Ltd.	80,000	894,167
K Wah International Holdings Ltd.	744,000	432,781
New World Development Co., Ltd.	286,887	527,653
Orient Overseas International Ltd.	10,000	70,061
Pacific Basin Shipping Ltd.	692,000	402,594
Wharf Holdings Ltd.	87,000	768,504
Wheelock & Co., Ltd.	30,000	169,050
Total		5,552,231
IRELAND 1.1%
Bank of Ireland (a)	186,718	36,254
DCC PLC	8,927	292,118
Dragon Oil PLC	63,412	571,246
Glanbia PLC	47,009	524,673
Jazz Pharmaceuticals PLC (a)	10,563	595,648

Issuer	Shares	Value

Common Stocks (continued)
IRELAND (CONTINUED)
Smurfit Kappa Group PLC	48,864	$678,404
Total		2,698,343
ISRAEL 0.2%
Bank Hapoalim BM (a)	60,386	254,146
Israel Discount Bank Ltd., Class A (a)	108,982	182,175
Total		436,321
ITALY 1.3%
ENI SpA	35,749	897,505
Fiat SpA (a)	13,409	81,931
Parmalat SpA	209	524
Recordati SpA	51,963	531,635
Telecom Italia SpA	801,956	797,072
UniCredit SpA (a)	112,631	727,337
Unione di Banche Italiane SCPA	6,692	34,946
Total		3,070,950
JAPAN 14.9%
77 Bank Ltd. (The)	12,000	51,622
Aeon Co., Ltd.	11,600	131,572
Aisin Seiki Co., Ltd.	15,000	491,348
Alfresa Holdings Corp.	1,500	65,720
Amada Co., Ltd.	15,000	93,743
Ariake Japan Co., Ltd.	15,700	285,989
Arnest One Corp.	45,700	731,225
Asahi Glass Co., Ltd.	47,000	311,821
Asahi Kasei Corp.	10,000	57,714
Autobacs Seven Co., Ltd.	800	32,543
Canon Marketing Japan, Inc.	1,500	20,405
Canon, Inc.	16,000	582,644
Citizen Holdings Co., Ltd.	9,700	55,561
Coca-Cola West Co., Ltd.	2,100	33,162
Cosmo Oil Company Ltd.	26,000	58,451
CyberAgent, Inc.	161	337,617
Dai Nippon Printing Co., Ltd.	22,000	177,858
Daicel Corp.	13,000	90,778
Daiichikosho Co., Ltd.	20,300	496,151
FCC Co., Ltd.	37,000	795,300
Fuji Heavy Industries Ltd.	48,000	649,187
Fuji Machine Manufacturing Co., Ltd.	50,200	391,888
Fuji Media Holdings, Inc.	14	21,989
FUJIFILM Holdings Corp.	21,800	434,684
Fujitsu Ltd.	6,000	24,296
Fukuoka Financial Group, Inc.	27,000	113,684
Fukuyama Transporting Co., Ltd.	6,000	30,676
Fuyo General Lease Co., Ltd.	20,600	736,424

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Hachijuni Bank Ltd. (The)	14,000	$70,092
Hakuhodo DY Holdings, Inc.	770	52,470
Hino Motors Ltd.	22,000	231,180
Hitachi Capital Corp.	1,600	31,886
Hitachi Ltd.	104,000	617,146
Hogy Medical Co., Ltd.	14,200	684,398
Honda Motor Co., Ltd.	6,000	226,795
Horiba Ltd.	13,800	405,304
House Foods Corp.	2,800	42,244
Idemitsu Kosan Co., Ltd.	1,000	87,681
Inpex Corp.	40	231,591
Isetan Mitsukoshi Holdings Ltd.	14,600	144,179
ITOCHU Corp.	59,700	675,178
J Front Retailing Co., Ltd.	16,000	87,765
Japan Petroleum Exploration Co.	9,700	357,417
JFE Holdings, Inc.	35,100	749,225
JTEKT Corp.	9,600	102,544
JX Holdings, Inc.	175,900	1,037,779
K’s Holdings Corp.	11,800	320,833
Kamigumi Co., Ltd.	10,000	81,456
Kaneka Corp.	9,000	48,144
Kato Sangyo Co., Ltd.	25,200	469,119
Kinden Corp.	5,000	33,155
Kinki Sharyo Co., Ltd.	113,000	389,235
Kobe Steel Ltd. (a)	68,000	83,981
Konica Minolta Holdings, Inc.	39,000	311,493
Kyocera Corp.	1,900	172,102
Marui Group Co., Ltd.	8,400	68,286
Mazda Motor Corp. (a)	71,000	192,063
Medipal Holdings Corp.	4,800	60,818
Miraca Holdings, Inc.	13,000	542,010
Mitsubishi Chemical Holdings Corp.	50,000	231,521
Mitsubishi Corp.	65,200	1,375,537
Mitsubishi Gas Chemical Co., Inc.	31,000	207,495
Mitsubishi Heavy Industries Ltd.	14,000	74,862
Mitsubishi Logistics Corp.	4,000	59,994
Mitsubishi Materials Corp.	38,000	121,673
Mitsubishi Tanabe Pharma Corp.	2,300	30,833
Mitsubishi UFJ Financial Group, Inc.	589,800	3,354,277
Mitsui & Co., Ltd.	30,600	462,480
Mitsui Chemicals, Inc.	31,000	73,518
Mitsui OSK Lines Ltd.	47,000	155,078
Miura Co., Ltd.	11,000	287,537
Nagase & Co., Ltd.	2,000	21,831
NEC Corp. (a)	97,000	236,656
NGK Spark Plug Co., Ltd.	5,000	63,601
Nifco, Inc.	38,000	789,211
Nippon Electric Glass Co., Ltd.	17,000	81,930

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Nippon Express Co., Ltd.	84,000	$346,709
Nippon Meat Packers, Inc.	8,000	108,267
Nippon Paper Group, Inc.	4,200	59,516
Nippon Sheet Glass Co., Ltd.	28,000	32,639
Nippon Telegraph & Telephone Corp.	10,600	443,943
Nippon Television Holdings, Inc.	1,500	21,351
Nippon Yusen KK	59,000	141,385
Nissan Shatai Co., Ltd.	3,000	37,360
Nisshin Seifun Group, Inc.	7,000	85,182
Nisshinbo Holdings, Inc.	4,000	30,369
NOK Corp.	2,000	29,904
Nomura Holdings, Inc.	38,900	222,675
NTN Corp.	17,000	48,960
Obayashi Corp.	12,000	61,530
Otsuka Holdings Co., Ltd.	15,000	483,867
Panasonic Corp.	30,800	202,741
Ricoh Co., Ltd.	24,000	267,184
Rohm Co., Ltd.	3,600	119,685
SBI Holdings, Inc.	8,480	70,413
Seiko Epson Corp.	4,800	48,459
Seino Holdings Corp.	4,000	27,251
Sekisui House Ltd.	22,000	242,128
Sharp Corp.	25,000	85,115
Shinko Plantech Co., Ltd.	67,500	551,531
Shinsei Bank Ltd.	38,000	77,633
Showa Shell Sekiyu KK	8,000	46,426
SKY Perfect JSAT Holdings, Inc.	55	25,812
Sojitz Corp.	44,200	66,341
Sony Corp.	60,900	910,930
Sumitomo Chemical Co., Ltd.	7,000	20,479
Sumitomo Corp.	52,900	684,278
Sumitomo Electric Industries Ltd.	57,700	649,567
Sumitomo Forestry Co., Ltd.	3,500	34,284
Sumitomo Metal Mining Co., Ltd.	2,000	31,106
Sumitomo Mitsui Financial Group, Inc.	50,700	2,036,309
Sumitomo Mitsui Trust Holdings, Inc.	26,000	96,032
Suzuken Co., Ltd.	3,000	91,823
Taisei Corp.	31,000	92,508
Taiyo Holdings Co., Ltd.	10,500	294,717
Takashimaya Co., Ltd.	10,000	73,588
Teijin Ltd.	32,000	73,342
Tokyo Broadcasting System Holdings, Inc.	1,900	22,151
Toppan Printing Co Ltd	22,000	136,549
Tosoh Corp.	20,000	48,111
Totetsu Kogyo Co., Ltd	18,800	268,538
Toyo Seikan Kaisha Ltd.	5,800	74,009
Toyoda Gosei Co., Ltd.	1,700	37,667

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Toyota Motor Corp.	1,800	$85,976
Tsuruha Holdings, Inc.	5,000	418,074
UNY Co., Ltd.	5,400	40,032
Ushio, Inc.	22,600	244,329
Wacoal Holdings Corp.	3,000	31,305
Xebio Co., Ltd.	16,900	345,275
Yamada Denki Co., Ltd.	850	32,734
Yamaguchi Financial Group, Inc.	4,000	38,538
Yamaha Corp.	5,300	56,150
Yamato Kogyo Co., Ltd.	1,300	37,237
Yodogawa Steel Works Ltd.	108,000	384,575
Total		34,914,244
NETHERLANDS 3.1%
Aegon NV	136,524	913,515
Akzo Nobel NV	9,208	630,008
ING Groep NV-CVA (a)	237,897	2,406,152
Koninklijke Ahold NV	53,529	786,416
Koninklijke Boskalis Westminster NV	39,324	1,800,985
Koninklijke DSM NV	10,903	668,479
Randstad Holding NV	3,806	157,825
Total		7,363,380
NEW ZEALAND 0.4%
Auckland International Airport Ltd.	209,691	499,119
Fletcher Building Ltd.	4,228	33,777
SKYCITY Entertainment Group Ltd.	143,313	477,545
Total		1,010,441
NORWAY 1.1%
Atea ASA	40,226	478,627
DNB ASA	15,401	215,387
Electromagnetic GeoServices AS (a)	267,921	549,290
Farstad Shipping ASA	11,081	279,920
Kongsberg Automotive Holding ASA (a)	1,016,895	288,526
Marine Harvest ASA (a)	101,658	101,790
Norsk Hydro ASA	40,880	195,835
Orkla ASA	28,415	250,710
Petroleum Geo-Services ASA	3,789	67,209
Stolt-Nielsen Ltd.	474	10,108
Subsea 7 SA	1,834	44,382
Veripos, Inc. (a)	172	633
Total		2,482,417
PHILIPPINES 0.2%
Energy Development Corp.	2,241,600	394,317

Issuer	Shares	Value

Common Stocks (continued)
POLAND 0.2%
PGE SA	91,121	$502,887
PORTUGAL —%
EDP Renovaveis SA (a)	2,909	16,590
Portugal Telecom SGPS SA, Registered Shares	16,238	94,806
Total		111,396
RUSSIAN FEDERATION 0.2%
Sberbank of Russia, ADR	30,146	444,653
SINGAPORE 3.8%
Ascendas Real Estate Investment Trust	474,000	969,498
Ausgroup Ltd.	487,000	249,865
CapitaLand Ltd.	117,000	377,902
CapitaMall Trust	827,099	1,415,631
DBS Group Holdings Ltd.	68,600	829,113
Ezra Holdings Ltd. (a)	676,000	649,364
Golden Agri-Resources Ltd.	287,000	147,473
Hyflux Ltd.	385,000	418,539
Indofood Agri Resources Ltd.	21,000	22,161
Neptune Orient Lines Ltd. (a)	45,000	46,747
Overseas Union Enterprise Ltd.	8,000	19,280
SATS Ltd.	426,000	1,049,576
SIA Engineering Co., Ltd.	331,000	1,323,817
Singapore Airlines Ltd.	36,000	319,699
SMRT Corp., Ltd.	188,000	247,753
StarHub Ltd.	264,000	832,033
Wilmar International Ltd.	7,000	21,587
Total		8,940,038
SOUTH KOREA 0.8%
Capro Corp.	16,180	162,869
GS Home Shopping, Inc.	2,129	333,616
Hyundai Home Shopping Network Corp.	4,918	623,173
LG Fashon Corp.	9,860	257,155
Youngone Holdings Co., Ltd.	9,341	576,454
Total		1,953,267
SPAIN 2.3%
Acciona SA	786	63,201
Banco de Sabadell SA (a)	36,337	97,345
Banco Popular Espanol SA	34,444	31,054
Banco Santander SA	378,465	3,175,265
CaixaBank SA	13,694	54,052

Issuer	Shares	Value

Common Stocks (continued)
SPAIN (CONTINUED)
Duro Felguera SA	62,982	$457,516
Iberdrola SA	116,734	629,568
Prosegur Cia de Seguridad SA, Registered Shares	81,354	508,128
Telefonica SA	21,782	315,868
Total		5,331,997
SWEDEN 2.8%
AF AB, Class B	22,012	533,175
Boliden AB	29,332	542,549
Meda AB, Class A	3,656	42,725
MQ Holding AB	121,263	360,479
Nordea Bank AB	148,475	1,638,214
Saab AB, Class B	34,512	746,384
Skandinaviska Enskilda Banken AB, Class A	119,856	1,201,793
SSAB AB, Class A	5,139	42,476
SSAB AB, Class B	2,115	15,119
Svenska Cellulosa AB, Class A	2,420	58,808
Svenska Cellulosa AB, Class B	38,561	935,239
Telefonaktiebolaget LM Ericsson, Class B	33,652	391,681
Total		6,508,642
SWITZERLAND 3.5%
Adecco SA, Registered Shares	6,601	379,355
Alpiq Holding AG, Registered Shares	90	11,373
Aryzta AG	2,775	155,971
Baloise Holding AG, Registered Shares	5,815	526,516
Clariant AG, Registered Shares	988	13,538
Credit Suisse Group AG, Registered Shares	3,722	110,018
Holcim Ltd., Registered Shares	12,968	1,009,596
Lonza Group AG, Registered Shares	18	1,060
Novartis AG, Registered Shares	35,727	2,434,013
Roche Holding AG, Genusschein Shares	2,107	466,293
Sulzer AG, Registered Shares	577	90,793
Swiss Life Holding AG, Registered Shares	74	11,124
Swiss Re AG	4,519	336,424
UBS AG, Registered Shares	90,910	1,576,353
Zurich Insurance Group AG	4,198	1,207,666
Total		8,330,093
THAILAND 0.4%
Bangkok Bank PCL, Foreign Registered Shares	77,600	572,278

Issuer	Shares	Value

Common Stocks (continued)
THAILAND (CONTINUED)
PTT PCL, Foreign Registered Shares	38,300	$438,035
Total		1,010,313
UNITED ARAB EMIRATES 0.3%
Emaar Properties PJSC	469,696	623,662
UNITED KINGDOM 22.1%
Amarin Corp. PLC, ADR (a)	33,619	286,434
Anglo American PLC	7,033	210,427
AstraZeneca PLC	19,278	933,452
Aviva PLC	349,685	2,033,720
AZ Electronic Materials SA	117,359	694,270
Barclays PLC	678,477	3,238,954
Bodycote PLC	65,567	480,430
BP PLC	816,020	6,040,715
Carnival PLC, ADR	7,128	287,829
Cobham PLC	115,137	386,580
Croda International PLC	46,033	1,769,722
De La Rue PLC	69,314	991,587
Diploma PLC	73,079	645,581
Domino Printing Sciences PLC	73,288	765,406
Eurasian Natural Resources Corp. PLC	8,331	43,576
Evraz PLC	163	746
Fenner PLC	75,258	452,252
Greene King PLC	46,382	491,025
Halma PLC	71,276	520,453
HSBC Holdings PLC	227,568	2,586,734
HSBC Holdings PLC, ADR	69,317	3,941,365
Intermediate Capital Group PLC	101,486	569,143
International Consolidated Airlines Group SA (a)	26,992	91,055
Interserve PLC	73,975	521,389
Investec PLC	17,542	128,508
J Sainsbury PLC	46,796	245,440
Kazakhmys PLC	6,808	78,822
Kingfisher PLC	87,679	375,042
Laird PLC	188,174	666,724
Lancashire Holdings Ltd.	23,597	306,510
Lloyds Banking Group PLC (a)	1,793,163	1,469,188
Mondi PLC	1,923	22,783
Old Mutual PLC	174,727	519,317
Resolution Ltd.	53,429	222,438
Rexam PLC	105,175	781,493
Rotork PLC	46,562	1,954,739
Royal Bank of Scotland Group PLC, ADR (a)	16,770	182,961
Royal Dutch Shell PLC, Class A	73,776	2,615,520
Royal Dutch Shell PLC, Class B	79,653	2,898,003

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Serco Group PLC	64,110	$563,807
Spectris PLC	27,785	975,644
Spirax-Sarco Engineering PLC	17,909	641,355
TT electronics PLC	125,339	320,048
Ultra Electronics Holdings PLC	31,628	825,165
Victrex PLC	37,588	914,488
Vodafone Group PLC	1,547,920	4,225,057
Vodafone Group PLC, ADR	56,182	1,534,892
WPP PLC, ADR	1,938	151,997
Xstrata PLC	73,278	1,373,126
Total		51,975,912
UNITED STATES 0.5%
CF Industries Holdings, Inc.	1,550	355,214
Onyx Pharmaceuticals, Inc. (a)	3,760	291,475
Regeneron Pharmaceuticals, Inc. (a)	1,409	245,081

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Stillwater Mining Co. (a)	16,307	$219,492
Total		1,111,262
Total Common Stocks (Cost: $203,975,359)		$231,566,026

	Shares	Value

Exchange-Traded Funds 0.6%
iShares MSCI EAFE Index Fund	22,066	1,301,453

Total Exchange-Traded Funds (Cost: $1,295,332)		$1,301,453

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	1,279,537	1,279,537

Total Money Market Funds (Cost: $1,279,537)		$1,279,537

Total Investments (Cost: $206,550,228) (d)		$234,147,016(e)
Other Assets & Liabilities, Net		853,618
Net Assets		$235,000,634

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at January 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	March 14, 2013	1,336,000	1,354,409	15,985	—
		(CAD)	(USD)
Citigroup Global Markets, Inc.	March 14, 2013	465,000	498,281	—	(12,876)
		(CHF)	(USD)
Citigroup Global Markets, Inc.	March 14, 2013	2,192,793,000	2,070,411	61,104	—
		(KRW)	(USD)
Citigroup Global Markets, Inc.	March 14, 2013	29,816,000	998,928	1,331	—
		(THB)	(USD)
Citigroup Global Markets, Inc.	March 14, 2013	1,423,236	1,356,000	—	(13,074)
		(USD)	(AUD)
Citigroup Global Markets, Inc.	March 14, 2013	1,073,363	804,000	18,535	—
		(USD)	(EUR)
Citigroup Global Markets, Inc.	March 14, 2013	4,133,981	2,585,000	—	(34,995)
		(USD)	(GBP)
Citigroup Global Markets, Inc.	March 14, 2013	776,145	69,397,000	—	(17,070)
		(USD)	(JPY)
Citigroup Global Markets, Inc.	March 14, 2013	712,651	872,000	—	(8,120)
		(USD)	(SGD)
J.P. Morgan Securities, Inc.	March 15, 2013	2,060,500	2,144,599	1,962	—
		(AUD)	(USD)
J.P. Morgan Securities, Inc.	March 15, 2013	773,500	644,398	—	(3,117)
		(NZD)	(USD)
Total				98,917	(89,252)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,747,054	8,592,624	(9,060,141)	1,279,537	504	1,279,537

(d)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $206,550,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$40,718,000
Unrealized Depreciation	(13,121,000)
Net Unrealized Appreciation	$27,597,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,193,700	19,918,357	—	22,112,057
Consumer Staples	541,475	7,581,877	—	8,123,352
Energy	6,334,270	21,117,779	—	27,452,049
Financials	7,212,634	63,557,754	—	70,770,388
Health Care	1,418,638	10,044,048	—	11,462,686
Industrials	100,735	36,494,240	—	36,594,975
Information Technology	215,031	11,223,398	—	11,438,429
Materials	4,675,564	20,745,352	—	25,420,916
Telecommunication Services	1,554,811	10,403,243	—	11,958,054
Utilities	379,001	5,854,119	—	6,233,120
Exchange-Traded Funds	1,301,453	—	—	1,301,453
Total Equity Securities	25,927,312	206,940,167	—	232,867,479
Other
Money Market Funds	1,279,537	—	—	1,279,537
Total Other	1,279,537	—	—	1,279,537
Investments in Securities	27,206,849	206,940,167	—	234,147,016
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	98,917	—	98,917
Liabilities
Forward Foreign Currency Exchange Contracts	—	(89,252)	—	(89,252)
Total	27,206,849	206,949,832	—	234,156,681

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party pricing service take into account a security’s correlation to available market data, including , but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Seligman Global Technology Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.9%
CONSUMER DISCRETIONARY 0.8%
Diversified Consumer Services 0.2%
LifeLock, Inc. (a)	90,709	$850,850
Household Durables 0.4%
Panasonic Corp.	286,000	1,882,599
Media 0.2%
News Corp., Class A	23,500	651,890
TOTAL CONSUMER DISCRETIONARY		3,385,339
HEALTH CARE 0.5%
Health Care Equipment & Supplies 0.5%
Becton Dickinson and Co.	25,700	2,159,828
TOTAL HEALTH CARE		2,159,828
INDUSTRIALS 0.4%
Commercial Services & Supplies 0.4%
Performant Financial Corp. (a)	129,735	1,647,634
TOTAL INDUSTRIALS		1,647,634
INFORMATION TECHNOLOGY 88.7%
Communications Equipment 7.3%
Ciena Corp. (a)	84,600	1,324,836
Cisco Systems, Inc.	610,700	12,562,099
QUALCOMM, Inc.	236,771	15,633,989
Radware, Ltd. (a)	40,479	1,472,221
Total		30,993,145
Computers & Peripherals 13.6%
Apple, Inc.	47,155	21,470,143
Dell, Inc.	103,100	1,365,044
Electronics for Imaging, Inc. (a)	275,303	6,227,354
EMC Corp. (a)	495,700	12,199,177
NCR Corp. (a)	38,400	1,066,368
NetApp, Inc. (a)	373,200	13,435,200
SanDisk Corp. (a)	34,600	1,729,654
Total		57,492,940
Electronic Equipment, Instruments & Components 2.2%
Flextronics International Ltd. (a)	708,700	4,401,027
Kyocera Corp.	41,400	3,750,015
Tripod Technology Corp.	80	161

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc. (a)	112,966	$1,241,496
Total		9,392,699
Internet Software & Services 3.8%
Akamai Technologies, Inc. (a)	64,800	2,638,008
Google, Inc., Class A (a)	14,000	10,579,660
GREE, Inc.	184,600	2,744,809
Total		15,962,477
IT Services 5.8%
Global Payments, Inc.	50,200	2,472,852
International Business Machines Corp.	21,700	4,406,619
VeriFone Systems, Inc. (a)	215,100	7,468,272
Visa, Inc., Class A	34,400	5,432,104
WNS Holdings Ltd., ADR (a)	381,244	4,853,236
Total		24,633,083
Semiconductors & Semiconductor Equipment 20.7%
Advanced Micro Devices, Inc. (a)	311,663	810,324
Advanced Semiconductor Engineering, Inc.	2,973,012	2,399,644
Avago Technologies Ltd.	186,400	6,667,528
Broadcom Corp., Class A	369,400	11,987,030
KLA-Tencor Corp.	336,500	18,477,215
Lam Research Corp. (a)	447,337	18,403,444
Lattice Semiconductor Corp. (a)	102,800	457,460
LSI Corp. (a)	241,400	1,699,456
Marvell Technology Group Ltd.	458,885	4,244,686
Microsemi Corp. (a)	310,700	6,499,844
NXP Semiconductor NV (a)	187,200	5,614,128
Samsung Electronics Co., Ltd.	2,200	2,926,955
Teradyne, Inc. (a)	336,600	5,439,456
United Microelectronics Corp.	5,513,000	2,153,588
Total		87,780,758
Software 35.3%
Application Software 18.5%
Citrix Systems, Inc. (a)	111,400	8,150,024
Nuance Communications, Inc. (a)	854,099	20,541,081
PTC, Inc. (a)	584,001	13,537,143
QLIK Technologies, Inc. (a)	49,200	1,092,732
SAP AG, ADR	27,100	2,222,742
Synopsys, Inc. (a)	946,749	31,659,287
TIBCO Software, Inc. (a)	47,300	1,108,712
Total		78,311,721

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Systems Software 16.8%
BMC Software, Inc. (a)	49,500	$2,056,725
Check Point Software Technologies Ltd. (a)	349,405	17,470,250
Imperva, Inc. (a)	34,700	1,190,210
Microsoft Corp.	233,116	6,403,696
Oracle Corp.	182,100	6,466,371
Proofpoint, Inc. (a)	264,300	3,475,545
Symantec Corp. (a)	1,491,862	32,477,836
Websense, Inc. (a)	134,300	1,964,809
Total		71,505,442
TOTAL SOFTWARE		149,817,163
TOTAL INFORMATION TECHNOLOGY		376,072,265

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	62,200	$2,163,938
TOTAL TELECOMMUNICATION SERVICES		2,163,938
Total Common Stocks (Cost: $327,494,390)		$385,429,004

	Shares	Value

Money Market Funds 7.3%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	30,798,415	$30,798,415

Total Money Market Funds (Cost: $30,798,415)		$30,798,415

Total Investments (Cost: $358,292,805) (d)		$416,227,419(e)
Other Assets & Liabilities, Net		7,631,437
Net Assets		$423,858,856

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	29,174,963	49,272,489	(47,649,037)	30,798,415	7,276	30,798,415

(d)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $358,293,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$66,964,000
Unrealized Depreciation	(9,030,000)
Net Unrealized Appreciation	$57,934,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated October 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,502,740	1,882,599	—	3,385,339
Health Care	2,159,828	—	—	2,159,828
Industrials	1,647,634	—	—	1,647,634
Information Technology	362,097,094	13,975,171	—	376,072,265
Telecommunication Services	2,163,938	—	—	2,163,938
Total Equity Securities	369,571,234	15,857,770	—	385,429,004
Other
Money Market Funds	30,798,415	—	—	30,798,415
Total Other	30,798,415	—	—	30,798,415
Total	400,369,649	15,857,770	—	416,227,419

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 22, 2013